UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1304 West Fairbanks Avenue Winter Park, FL	32789

(Address of principal executive offices)	(Zip code)

Citco Mutual Fund Services

83 General Warren Blvd., Suite 200

Malvern, PA 19355

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31/2005

Date of reporting period: 6/30/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. The Semi- Annual Report to Shareholders for the period ended June 30, 2005 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the “1940 Act”) C17 CFR 270.30e-1 is filed herewith.

Semi-Annual Report
June 30, 2005
(UNAUDITED)

Timothy Plan Family of Funds:

Small-Cap Value Fund Large/Mid-Cap Value Fund Fixed-Income Fund Aggressive Growth Fund Large/Mid-Cap Growth Fund Strategic Growth Fund Conservative Growth Fund Money Market Fund Patriot Fund

LETTER FROM THE PRESIDENT

June 30, 2005

ARTHUR D. ALLY

Dear Timothy Plan Shareholder:

As you have probably noticed, the first six months of 2005 have been rather volatile in terms of overall market performance. The first four months were quite negative while performance improved significantly in May and June, not only for the market as a whole but also for our funds in particular. Market behavior thus far this year (and actually thus far this decade) continues to validate the old adage: “It takes time to make money in the stock market.”

Our instructions to each of our sub-advisors, however, have been consistent and are simply this (in order of priority):

1)	Comply with our screening research,

2)	Preservation of principal is job #1, and

3)	Out-perform your index, net of operating costs, over full market cycles.

Although there is no way to guarantee points two and three above, each of our managers has done a pretty good job in their respective asset class categories. While future investment performance can only be prognosticated and certainly not guaranteed, our managers have also expressed confidence that our funds should close the year of 2005 in positive territory.

Regardless of how we close this year, we have complete confidence in each of our managers (all of which have long, established, and respectable investment management histories.) The non-negotiable at Timothy remains the non-negotiable; i.e., we will not invest one dollar of our shareholders’ money in any publicly traded company that has a pattern of funding or otherwise contributing to the moral disintegration of our culture. Please see Note #7 for a temporary and unavoidable exception due to our acquisition of the assets of the Noah Fund June 10, 2005.

Once again, thank you for your conviction that has made you part of the Timothy Plan family.

Sincerely,

Arthur D. Ally,

President

Letter From The President [1]

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2005 (unaudited)

TIMOTHY PLAN SMALL CAP VALUE FUND

FUND PROFILE:

Top Ten Holdings

(% of Net Assets)

URS Corp.	4.04%
John Wiley & Sons, Inc.	3.79%
Swift Energy Corp.	3.47%
CommScope, Inc.	3.40%
UNOVA, Inc.	3.35%
Tech Data Corp.	3.34%
Interactive Data Corp.	3.33%
Lennox International, Inc.	2.99%
Stage Stores, Inc.	2.99%
Aames Investment Corp.	2.93%

33.63%

Industries

(% of Net Assets)

Industrial	20.95%
Consumer, Cyclical	17.10%
Financial	13.64%
Consumer, Non-cyclical	12.28%
Communications	8.76%
Energy	8.41%
Technology	8.11%
Healthcare	2.69%
Other Assets less Liabilities, Net	8.06%

100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [2]

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2005 (unaudited)

TIMOTHY PLAN SMALL CAP VALUE FUND

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 Through June 30, 2005
Actual - Class A	$1,000.00	$931.40	$7.47
Hypothetical - Class A (5% return before expenses)	1,000.00	1,017.20	7.80

Actual - Class B	$1,000.00	$928.30	$11.04
Hypothetical - Class B (5% return before expenses)	1,000.00	1,013.45	11.53

Actual - Class C	$1,000.00	$927.80	$11.04
Hypothetical - Class C (5% return before expenses)	1,000.00	1,013.45	11.53

*	Expenses are equal to the Fund’s annualized expense ratio of 1.56% for Class A, 2.31% for Class B, and 2.31% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (6.86)% for Class A, (7.17)% for Class B, and (7.22)% for Class C for the six-month period of January 1, 2005, to June 30, 2005.

Timothy Plan Top Ten Holdings / Industries [3]

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

COMMON STOCKS - 91.94%

number of shares		market value
	AIR DELIVERY & FREIGHT SERVICES - 0.32%
8,000	Hub Group, Inc.*	$200,400

	AUCTION HOUSE/ART DEALER - 2.63%
76,000	Adesa, Inc.	1,654,520

	BUILDING - MOBILE HOME/MANUFACTURED HOUSING - 1.78%
113,000	Champion Enterprises, Inc.*	1,123,220

	BUILDING PRODUCTS - AIR & HEATING - 2.99%
89,000	Lennox International, Inc.	1,884,130

	CIRCUIT BOARDS - 1.18%
98,000	TTM Technologies, Inc.*	745,780

	COMMERCIAL SERVICES - FINANCE - 5.25%
101,000	Interactive Data Corp.*	2,098,780
55,700	NCO Group, Inc.*	1,204,791

		3,303,571

	DATA PROCESSING/MANAGEMENT - 4.12%
153,000	InfoUSA, Inc.	1,790,100
42,000	MoneyGram International, Inc.	803,040

		2,593,140

	DISTRIBUTION/WHOLESALE - 6.60%
50,000	Hughes Supply, Inc.	1,405,000
15,000	Scansource, Inc.*	644,100
57,500	Tech Data Corp.*	2,105,075

		4,154,175

	DIVERSIFIED MANUFACTURING OPERATIONS - 4.21%
59,000	Federal Signal Corp.	920,400
161,000	Jacuzzi Brands, Inc.*	1,727,530

		2,647,930

	E-COMMERCE/PRODUCTS - 1.57%
140,000	1-800-Flowers.Com, Inc.*	985,600

	ELECTRONIC COMPONENTS - MISC - 1.69%
35,000	Benchmark Electronics, Inc.*	1,064,700

	ENGINEERING / R&D SERVICES - 4.03%
68,000	URS Corp.*	2,539,800

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [4]

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

COMMON STOCKS - 91.94% (cont.)

number of shares		market value
	FINANCIAL GUARANTEE INSURANCE - 2.72%
44,000	PMI Group, Inc.	$1,715,120

	INDUSTRIAL AUTOMATION/ROBOTICS - 3.35%
79,100	Unova, Inc.*	2,106,433

	INVESTMENT COMPANIES - 2.50%
92,000	MCG Capital Corp.	1,571,360

	MEDICAL - BIOMEDICAL/GENETICS - 3.07%
4,100	Bio-Rad Laboratories, Inc.*	242,761
35,040	Charles River Laboratories International, Inc.*	1,690,680

		1,933,441

	MEDICAL - DRUGS - 1.37%
51,300	K-V Pharmaceutical Co.*	859,275

	MEDICAL INFORMATION SYSTEMS - 1.58%
72,000	Dendrite International, Inc.*	993,600

	METAL PROCESSORS & FABRICATION - 2.61%
59,100	Kaydon Corp.	1,645,935

	OIL COMPANY - EXPLORATION & PRODUCTION - 8.41%
71,000	Comstock Resources, Inc.*	1,795,590
50,000	Energy Partners Ltd.*	1,310,500
61,000	Swift Energy Corp.*	2,185,020

		5,291,110

	PUBLISHING - BOOKS - 3.79%
60,000	John Wiley & Sons, Inc.	2,383,800

	REITS - DIVERSIFIED - 1.43%
48,000	Crescent Real Estate Equities Trust	900,000

	REITS - HOTELS - 2.20%
132,500	Highland Hospitality Corp.	1,384,625

	REITS - MORTGAGE - 2.93%
190,000	Aames Investment Corp.	1,846,800

	RETAIL - APPAREL/SHOE - 2.99%
43,200	Stage Stores, Inc.*	1,883,520

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [5]

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

COMMON STOCKS - 91.94% (cont.)

number of shares		market value
	RETAIL - AUTOMOBILE - 2.89%
61,000	United Auto Group, Inc.	$1,817,800

	RETAIL - RESTAURANTS - 2.84%
46,000	CBRL Group, Inc.	1,787,560

	S&L/THRIFTS - 1.86%
70,000	Commercial Capital Bancorp, Inc.	1,169,700

	SEMICONDUCTOR EQUIPMENT - 2.41%
138,000	Axcelis, Inc.*	946,680
80,000	Mattson Technology, Inc.*	572,800

		1,519,480

	TELECOMMUNICATION EQUIPMENT - 3.40%
123,000	Commscope, Inc.*	2,141,430

	VITAMINS & NUTRITION PRODUCTS - 2.34%
56,700	NBTY, Inc.*	1,470,798

	WIRE & CABLE PRODUCTS - 0.88%
26,000	Belden CDT, Inc.	551,200

	Total Common Stocks (cost $49,789,115)	57,869,953

SHORT-TERM INVESTMENTS - 7.91%

number of shares		market value
2,177,801	Federated Cash Trust Series II Treasury	2,177,801
2,800,000	First American Treasury Obligations Fund Class A	2,800,000

	Total Short-Term Investments (cost $4,977,801)	4,977,801

	TOTAL INVESTMENTS - 99.85% (identified cost $54,766,916)	62,847,754

	OTHER ASSETS IN EXCESS OF LIABILITIES, NET 0.15%	94,660

	NET ASSETS - 100.00%	$62,942,414

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [6]

SMALL-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2005 (unaudited)

ASSETS
amount
Investments in Securities at Value (identified cost $54,766,916) [NOTE 1]	$62,847,754
Receivables:
Interest	7,169
Dividends	162,462
Fund Shares Sold	46,709
Securities Sold	56,934
Prepaid expenses	9,408

Total Assets	$63,130,436

LIABILITIES
amount
Accrued Advisory Fees	$41,456
Accrued 12b-1 Fees Class A	8,682
Accrued 12b-1 Fees Class B	12,549
Accrued 12b-1 Fees Class C	1,495
Payable for Fund Shares Redeemed	110,812
Accrued Expenses	13,028

Total Liabilities	$188,022

NET ASSETS
amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 3,084,102 shares outstanding)	$44,794,162
Net Asset Value and Redemption Price Per Class A Share ($44,794,162 / 3,084,102 shares)	$14.52
Offering Price Per Share ($14.52 / 0.9475)	$15.32
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,206,128 shares outstanding)	$16,238,452
Net Asset Value and Offering Price Per Class B Share ($16,238,452 / 1,206,128 shares)	$13.46
Maximum Redemption Price Per Class B Share ($13.46 x 0.95)	$12.79
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 141,556 shares outstanding)	$1,909,800
Net Asset Value and Offering Price Per Class C Share ($1,909,800 / 141,556 shares)	$13.49
Maximum Redemption Price Per Class C Share ($13.49 x 0.99)	$13.36
Net Assets	$62,942,414

SOURCES OF NET ASSETS
amount
At June 30, 2005, Net Assets Consisted of:
Paid-in Capital	$54,552,798
Undistributed Net Investment Loss	(64,342)
Accumulated Net Realized Gain on Investments	373,120
Net Unrealized Appreciation in Value of Investments	8,080,838

Net Assets	$62,942,414

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [7]

SMALL-CAP VALUE FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (unaudited)

INVESTMENT INCOME
amount
Interest	$38,978
Dividends (net foreign tax of $339)	440,706

Total Investment Income	479,684

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	258,392
Fund Accounting, Transfer Agency, & Administration Fees	75,223
12b-1 Fess (Class A = $53,014, Class B =$62,967, Class C=$5,985) [NOTE 3]	121,966
Services Fees (Class B = $20,989, Class C = $1,995) [NOTE 3]	22,984
Custodian Fees	5,839
Audit Fees	11,184
Registration Fees	17,427
Printing Expense	5,169
Legal Expense	7,419
Insurnace Expense	2,306
Miscellaneous Expense	16,117

Total Net Expenses	544,026

Net Investment Loss	(64,342)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
amount
Net Realized Gain on Investments	357,749
Change in Unrealized Appreciation of Investments	(4,752,021)

Net Realized and Unrealized Gain on Investments	(4,394,272)

Net Decrease in Net Assets Resulting from Operations	$(4,458,614)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [8]

SMALL-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	six months ended 06/30/05	year ended 12/31/04
	(unaudited)
Operations:
Net Investment Loss	$(64,342)	$(316,368)
Net Change in Unrealized Appreciation of Investments	(4,752,021)	324,071
Net Realized Gain on Investments	357,749	6,384,899

Net Increase (Decrease) in Net Assets (resulting from operations)	(4,458,614)	6,392,602

Distributions to Shareholders From:
Net Capital Gains:
Class A	—	(4,258,469)
Class B	—	(1,991,237)
Class C	—	(146,897)

Total Distributions	—	(6,396,603)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	7,795,762	10,647,610
Class B	127,648	1,071,107
Class C	791,013	1,368,600
Dividends Reinvested:
Class A	25	2,329,931
Class B	—	1,823,234
Class C	24,991	144,696
Cost of Shares Redeemed:
Class A	(2,608,478)	(4,733,101)
Class B	(1,767,817)	(2,254,072)
Class C	(251,802)	(26,833)

Net Increase in Net Assets (resulting from capital share transactions)	4,111,342	10,371,172

Total Increase (Decrease) in Net Assets	(347,272)	10,367,171

Net Assets:
Beginning of Period	63,289,686	52,922,515

End of Period	$62,942,414	$63,289,686

Undistributed Net Investment Income	$(64,342)	$15,371

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	540,024	663,367
Class B	9,799	70,431
Class C	59,820	90,914
Shares Reinvested:
Class A	1	149,450
Class B	—	125,740
Class C	1,719	9,952
Shares Redeemed:
Class A	(184,308)	(296,635)
Class B	(134,478)	(149,763)
Class C	(19,087)	(1,761)

Net Increase in Number of Shares Outstanding	273,490	661,695

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [9]

SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS A SHARES

	six months ended 06/30/05 (D)		year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$15.59		$15.45	$11.13	$13.79	$12.61	$12.26

Income from Investment Operations:
Net Investment Loss	—		(0.04)	(0.07)	(0.05)	(0.09)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(1.07)		1.83	4.39	(2.60)	1.30	1.43

Total from Investment Operations	(1.07)		1.79	4.32	(2.65)	1.21	1.38

Less Distributions:
Dividends from Realized Gains	—		(1.65)	—	(0.01)	(0.03)	(1.03)
Dividends from Net Investment Income	—		—	—	—	—	—

Total Distributions	—		(1.65)	—	(0.01)	(0.03)	(1.03)

Net Asset Value at End of Period	$14.52		$15.59	$15.45	$11.13	$13.79	$12.61

Total Return (A) (B)	(6.86)%		11.60%	38.81%	(19.25)%	9.66%	11.23%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$44,794		$42,542	$34,185	$22,603	$21,632	$15,217

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.56	%(C)	1.48%	1.71%	1.75%	1.89%	1.97%
After Reimbursement of Expenses by Advisor	1.56	%(C)	1.48%	1.71%	1.75%	1.89%	1.76%

Ratio of Net Investment (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	0.02	%(C)	(0.30)%	(0.55)%	(0.46)%	(0.80)%	(0.48)%
After Reimbursement of Expenses by Advisor	0.02	%(C)	(0.30)%	(0.55)%	(0.46)%	(0.80)%	(0.27)%

Portfolio Turnover	31.64%		57.59%	47.99%	66.95%	61.41%	99.17%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.
(C)	Annualized.
(D)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [10]

SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS B SHARES

	six months ended 06/30/05 (D)		year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$14.51		$14.59	$10.59	$13.22	$12.19	$11.88

Income from Investment Operations:
Net Investment Loss	(0.05)		(0.15)	(0.16)	(0.14)	(0.22)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(1.00)		1.72	4.16	(2.48)	1.28	1.39

Total from Investment Operations	(1.05)		1.57	4.00	(2.62)	1.06	1.29

Less Distributions:
Dividends from Realized Gains	—		(1.65)	—	(0.01)	(0.03)	(0.98)
Dividends from Net Investment Income	—		—	—	—	—	—

Total Distributions	—		(1.65)	—	(0.01)	(0.03)	(0.98)

Net Asset Value at End of Period	$13.46		$14.51	$14.59	$10.59	$13.22	$12.19

Total Return (A) (B)	(7.17)%		10.78%	37.77%	(19.85)%	8.77%	10.87%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$16,238		$19,306	$18,738	$14,509	$17,651	$16,631

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.31	%(C)	2.23%	2.47%	2.49%	2.72%	2.72%
After Reimbursement of Expenses by Advisor	2.31	%(C)	2.23%	2.47%	2.49%	2.72%	2.51%

Ratio of Net Investment (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.73	)%(C)	(1.05)%	(1.39)%	(1.12)%	(1.78)%	(1.23)%
After Reimbursement of Expenses by Advisor	(0.73	)%(C)	(1.05)%	(1.39)%	(1.12)%	(1.78)%	(1.02)%

Portfolio Turnover	31.64%		57.59%	47.99%	66.95%	61.41%	99.17%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.
(C)	Annualized.
(D)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [11]

SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS C SHARES

	six months ended 06/30/05 (E)		period Ended 12/31/04 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$14.55		$15.00

Income from Investment Operations:
Net Investment Loss	(0.05)		(0.05)
Net Realized and Unrealized Gain on Investments	(1.01)		1.25

Total from Investment Operations	(1.06)		1.20

Less Distributions:
Dividends from Realized Gains	—		(1.65)
Dividends from Net Investment Income	—		—
Total Distributions	—		(1.65)

Net Asset Value at End of Period	$13.49		$14.55

Total Return (A) (B)	(7.22)%		8.02%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,910		$1,442

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.31	%(C)	2.23	%(C)
After Reimbursement of Expenses by Advisor	2.31	%(C)	2.23	%(C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.73	)%(C)	(1.05	)%(C)
After Reimbursement of Expenses by Advisor	(0.73	)%(C)	(1.05	)%(C)

Portfolio Turnover	31.64%		57.59%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For Periods Of Less Than A Full Year, The Total Return Is Not Annualized
(C)	Annualized
(D)	For the Priod February 3, 2004 (Commencement of Operations) to December 31, 2004
(E)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [12]

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2005 (unaudited)

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

FUND PROFILE:

Top Ten Holdings (% of Net Assets)

Murphy Oil Corp.	2.21%
Baker Hughes, Inc.	2.20%
Marathon Oil Corp.	2.19%
Franklin Resources, Inc.	2.18%
ConocoPhillips	2.16%
Occidental Petroleum Corp.	2.14%
Legg Mason, Inc.	2.13%
Constellation Energy Group, Inc.	2.08%
Overseas Shipholding Group, Inc.	2.07%
Blackrock, Inc.	2.05%

21.41%

Industries (% of Net Assets)

Financial	21.34%
Industrial	19.34%
Energy	19.09%
Consumer, Non-cyclical	12.65%
Utilities	6.02%
Basic Materials	5.89%
Communications	3.99%
Technology	3.94%
Consumer, Cyclical	2.94%
Healthcare	1.85%
Other Assets less Liabilities, Net	2.95%

100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [13]

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2005 (unaudited)

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 Through June 30, 2005
Actual - Class A	$1,000.00	$1,063.90	$7.93
Hypothetical - Class A (5% return before expenses)	1,000.00	1,017.25	7.75
Actual - Class B	$1,000.00	$1,059.90	$11.75
Hypothetical - Class B (5% return before expenses)	1,000.00	1,013.50	11.48
Actual - Class C	$1,000.00	$1,060.60	$11.75
Hypothetical - Class C (5% return before expenses)	1,000.00	1,013.50	11.48

*	Expenses are equal to the Fund’s annualized expense ratio of 1.55% for Class A, 2.30% for Class B, and 2.30% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 6.39% for Class A, 5.99% for Class B, and 6.06% for Class C for the six-month period of January 1, 2005, to June 30, 2005.

Timothy Plan Top Ten Holdings / Industries [14]

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

COMMON STOCKS - 97.04%

number of shares		market value
	AEROSPACE/DEFENSE - EQUIPMENT - 3.78%
22,500	Rockwell Collins, Inc.	$1,072,800
20,200	United Technologies Corp.	1,037,270

		2,110,070

	COAL - 2.33%
12,300	Arch Coal, Inc.	669,981
11,800	Consol Energy, Inc.	632,244

		1,302,225

	COMMERCIAL BANKS - 5.95%
27,900	BB&T Corp.	1,115,163
25,000	Compass Bancshares, Inc.	1,125,000
14,700	Zions Bancorp	1,080,891

		3,321,054

	COMPUTER SERVICES - 1.99%
25,400	Computer Sciences Corp.*	1,109,980

	COSMETICS & TOILETRIES - 2.03%
22,700	Colgate-Palmolive Co.	1,132,957

	DATA PROCESSING/MANAGEMENT - 1.95%
25,900	Automatic Data Processing, Inc.	1,087,023

	DISPOSABLE MEDICAL PRODUCTS - 1.88%
15,800	C R Bard, Inc.	1,050,858

	DIVERSIFIED MANUFACTURING OPERATIONS - 3.90%
17,700	Eaton Corp.	1,060,230
11,400	ITT Industries, Inc.	1,112,982

		2,173,212

	DIVERSIFIED OPERATIONAL/COMMERCIAL SERVICES - 2.05%
51,200	Cendant Corp.	1,145,344

	ELECTRIC - INTEGRATED - 4.04%
20,100	Constellation Energy Group, Inc.	1,159,569
14,500	Entergy Corp.	1,095,475

		2,255,044

	ELECTRIC PRODUCTS - MISC - 1.84%
16,400	Emerson Electric Co.	1,027,132

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [15]

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

COMMON STOCKS - 97.04% (Cont.)

number of shares		market value
	FINANCE - INVESTMENT BANKER/BROKER - 4.14%
10,800	Bear Stearns Companies, Inc.	$1,122,552
11,400	Legg Mason, Inc.	1,186,854

		2,309,406

	FOOD - DAIRY PRODUCTS - 1.71%
27,100	Dean Foods Co.*	955,004

	FOOD - MISC/DIVERSIFIED - 1.92%
46,300	Conagra, Inc.	1,072,308

	FOOD - WHOLESALE/DISTRIBUTION - 2.07%
18,200	Bunge Ltd.	1,153,880

	INDUSTRIAL GASES - 1.90%
22,700	Praxair, Inc.	1,057,820

	INVESTMENT MANAGEMENT/ADVISORY SERVICES - 8.24%
24,300	Alliance Capital Management Holdings	1,135,782
14,200	Blackrock, Inc.	1,142,390
46,200	Eaton Vance Corp.	1,104,642
15,800	Franklin Resources, Inc.	1,216,284

		4,599,098

	MEDICAL INSTRUMENTS - 1.85%
38,200	Boston Scientific Corp.*	1,031,400

	METAL - DIVERSIFIED - 0.94%
4,300	Rio Tinto PLC ADR	524,256

	METAL PROCESSORS & FABRICATION - 1.97%
14,100	Precision Castparts Corp.	1,098,390

	OIL - FIELD SERVICES - 2.20%
24,000	Baker Hughes, Inc.	1,227,840

	OIL & GAS DRILLING - 2.05%
15,100	Noble Energy, Inc.	1,142,315

	OIL COMPANY - EXPLORATION & PRODUCTION - 6.07%
16,600	Apache Corp.	1,072,360
19,600	Burlington Resources, Inc.	1,082,704
23,600	Murphy Oil Corp.	1,232,628

		3,387,692

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [16]

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

COMMON STOCKS - 97.04% (Cont.)

number of shares		market value
	OIL COMPANY - INTEGRATED - 8.48%
21,000	ConocoPhillips	$1,207,290
19,300	Exxon Mobil Corp.	1,109,171
22,900	Marathon Oil Corp.	1,222,173
15,500	Occidental Petroleum Corp.	1,192,415

		4,731,049

	PAPER & RELATED PRODUCTS - 1.01%
10,600	Rayonier, Inc.	562,118

	REITS - OFFICE PROPERTY - 1.00%
16,900	Equity Office Properties Trust	559,390

	RETAIL - JEWELRY - 0.99%
16,800	Tiffany & Co.	550,368

	RETAIL - REGIONAL DEPARTMENT STORE - 1.93%
11,100	Neiman-Marcus Group, Inc.	1,075,812

	RETAIL - RESTAURANTS - 1.01%
11,800	Wendy’s International, Inc.	562,270

	SUPER - REGIONAL BANKS -2.00%
19,300	Comerica, Inc.	1,115,540

	TELECOMMUNICATION EQUIPMENT - 1.94%
34,700	Harris Corp.	1,082,987

	TELEPHONE - INTEGRATED - 2.05%
18,400	Alltel Corp.	1,145,952

	TRANSPORT - MARINE - 2.07%
19,400	Overseas Shipholding Group, Inc.	1,157,210

	TRANSPORT - RAIL - 1.87%
22,200	Burlington Northern Santa Fe Corp.	1,045,176

	TRANSPORT - SERVICES - 1.95%
13,400	Fedex Corp.	1,085,534

	TRANSPORT - TRUCK - 1.96%
21,500	Yellow Roadway Corp.*	1,092,200

	WATER - 1.98%
37,200	Aqua America, Inc.	1,106,328

	Total Common Stocks (cost $51,607,434)	54,146,242

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [17]

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

SHORT-TERM INVESTMENTS - 2.71%

number of shares		market value
1,511,753	First American Treasury Obligations Fund, Class A	$1,511,753

	Total Short-Term Investments (cost $1,511,753)	1,511,753

	TOTAL INVESTMENTS - 99.75% (identified cost $53,119,187)	55,657,995

	OTHER ASSETS IN EXCESS OF LIABILITIES, NET 0.25%	137,103

	NET ASSETS - 100.00%	$55,795,098

*	Non-income producing securities
(A)	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [18]

LARGE / MID-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2005 (unaudited)

ASSETS
amount
Investments in Securities at Value (identified cost $53,119,187) [NOTE 1]	$55,657,995
Receivables:
Interest	1,912
Dividends	54,277
Fund Shares Sold	52,350
Securities Sold	1,205,158
Fund Share Commission Receivable from Advisor	245
Prepaid Expenses	9,530

Total Assets	$56,981,467

LIABILITIES
amount
Accrued Advisory Fees	$38,422
Accrued 12b-1 Fees Class A	9,765
Accrued 12b-1 Fees Class B	4,922
Accrued 12b-1 Fees Class C	1,593
Payable for Fund Shares Redeemed	2,206
Payable for Securities Purchased	1,121,260
Accrued Expenses	8,201

Total Liabilities	$1,186,369

NET ASSETS
amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 3,544,569 shares outstanding)	$47,818,812
Net Asset Value and Redemption price Per Class A Share ($47,818,812 / 3,544,569 shares)	$13.49
Offering Price Per Share ($13.49 / 0.9475)	$14.24
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 471,197 shares outstanding)	$6,006,398
Net Asset Value and Offering Price Per Class B Share ($6,006,398 / 471,197 shares)	$12.75
Redemption Price Per Share ($12.75 x 0.95)	$12.11
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 154,305 shares outstanding)	$1,969,888
Net Asset Value and Offering Price Per Class C Share ($1,969,888 / 154,305 shares)	$12.77
Redemption Price Per Share ($12.77 x 0.99)	$12.64
Net Assets	$55,795,098

SOURCES OF NET ASSETS
amount
At June 30, 2005, Net Assets Consisted of:
Paid-in Capital	$44,511,691
Undistributed Net Investment Income	15,802
Accumulated Net Realized Gain on Investments	8,728,797
Net Unrealized Appreciation in Value of Investments	2,538,808

Net Assets	$55,795,098

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [19]

LARGE / MID-CAP VALUE FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (unaudited)

INVESTMENT INCOME
amount
Interest	$17,251
Dividends (Net foreign tax of $1,246)	427,029

Total Investment Income	444,280

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	220,256
Fund Accounting, Transfer Agency, & Administration Fees	64,092
12b-1 Fees (Class A = $55,803, Class B = $20,952, Class C = $5,983) [NOTE 3]	82,738
Service Fees (Class B = $6,984, Class C = $1,995) [NOTE 3]	8,979
Custodian Fees	5,628
Audit Fees	8,890
Registration Fees	10,386
Printing Expense	4,344
Legal Expense	6,196
Insurnace Expense	1,754
Miscellaneous Expense	15,215

Total Net Expenses	428,478

Net Investment Income	15,802

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount
Net Realized Gain on Investments	11,361,461
Change in Unrealized Appreciation of Investments	(8,109,452)

Net Realized and Unrealized Gain on Investments	3,252,009

Net Increase in Net Assets Resulting from Operations	$3,267,811

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [20]

LARGE / MID-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/05	year ended 12/31/04
	(unaudited)
Operations:
Net Investment Income (Loss)	$15,802	$(92,070)
Net Realized Gain (Loss) on Investments	11,361,461	(246,558)
Net Change in Unrealized Appreciation of Investments	(8,109,452)	4,254,204

Net Increase in Net Assets (resulting from operations)	3,267,811	3,915,576

Distributions to Shareholders From:
Net Realized Gains
Class A	—	—
Class B	—	—
Class C	—	—
Net Income:
Class A	—	—
Class B	—	—
Class C	—	—

Total Distribution	—	—

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	4,567,725	13,750,449
Class B	684,264	548,690
Class C	786,145	1,142,372
Dividends Reinvested:
Class A	—	—
Class B	—	—
Class C	—	—
Cost of Shares Redeemed:
Class A	(2,695,218)	(3,415,800)
Class B	(660,696)	(580,275)
Class C	(90,250)	(56,096)

Net Increase in Net Assets (resulting from capital share transactions)	2,591,970	11,389,340

Total Increase in Net Assets	5,859,781	15,304,916

Net Assets:
Beginning of Period	49,935,317	34,630,401

End of Period	$55,795,098	$49,935,317

Undistributed Net Investment Income	$15,802	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	351,992	1,171,640
Class B	55,390	49,393
Class C	64,191	102,355
Shares Reinvested:
Class A	—	—
Class B	—	—
Class C	—	—
Shares Redeemed:
Class A	(209,076)	(289,957)
Class B	(53,483)	(52,034)
Class C	(7,395)	(4,845)

Net Increase in Number of Shares Outstanding	201,619	976,552

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [21]

LARGE / MID-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID-CAP VALUE FUND - CLASS A SHARES

	six months ended 06/30/05 (D)		year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$12.68		$11.66	$9.11	$10.83	$10.83	$9.68

Income from Investment Operations:
Net Investment Income (Loss)	0.01		(0.01)	0.01	0.01	(0.02)	0.04
Net Realized and Unrealized Gain (Loss) on Investments	0.80		1.03	2.54	(1.73)	0.06	1.16

Total from Investment Operations	0.81		1.02	2.55	(1.72)	0.04	1.20

Less Distributions:
Dividends from Realized Gains	—		—	—	—	(0.04)	(0.02)
Dividends from Net Investment Income	—		—	—	—	—	(0.03)

Total Distributions	—		—	—	—	(0.04)	(0.05)

Net Asset Value at End of Period	$13.49		$12.68	$11.66	$9.11	$10.83	$10.83

Total Return (A) (B)	6.39%		8.75%	27.99%	(15.88)%	0.33%	12.35%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$47,819		$43,120	$29,374	$17,856	$13,858	$4,493

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.55	%(C)	1.52%	1.64%	1.76%	1.70%	2.70%
After Reimbursement of Expenses by Advisor	1.55	%(C)	1.52%	1.64%	1.76%	1.70%	1.65%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	0.16	%(C)	(0.11)%	0.10%	0.11%	(0.20)%	(0.30)%
After Reimbursement of Expenses by Advisor	0.16	%(C)	(0.11)%	0.10%	0.11%	(0.20)%	0.67%

Portfolio Turnover	112.64%		29.09%	39.44%	36.79%	26.44%	50.98%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.
(C)	Annualized.
(D)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [22]

LARGE / MID-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID-CAP VALUE FUND - CLASS B SHARES

	six months ended 06/30/05 (D)		year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$12.02		$11.14	$8.77	$10.50	$10.60	$9.36

Income from Investment Operations:
Net Investment Income (Loss)	(0.04)		(0.10)	(0.06)	(0.06)	(0.12)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.77		0.98	2.43	(1.67)	0.06	1.28

Total from Investment Operations	0.73		0.88	2.37	(1.73)	(0.06)	1.29

Less Distributions:
Dividends from Realized Gains	—		—	—	—	(0.04)	(0.02)
Dividends from Net Investment Income	—		—	—	—	—	(0.03)

Total Distributions	—		—	—	—	(0.04)	(0.05)

Net Asset Value at End of Period	$12.75		$12.02	$11.14	$8.77	$10.50	$10.60

Total Return (A) (B)	5.99%		7.90%	27.02%	(16.48)%	(0.61)%	13.73%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$6,006		$5,642	$5,257	$3,809	$3,675	$2,665

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.30	%(C)	2.27%	2.42%	2.55%	2.66%	3.45%
After Reimbursement of Expenses by Advisor	2.30	%(C)	2.27%	2.42%	2.55%	2.66%	2.40%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.59	)%(C)	(0.86)%	(0.66)%	(0.71)%	(1.12)%	(1.13)%
After Reimbursement of Expenses by Advisor	(0.59	)%(C)	(0.86)%	(0.66)%	(0.71)%	(1.12)%	(0.08)%

Portfolio Turnover	112.64%		29.09%	39.44%	36.79%	26.44%	50.98%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.
(C)	Annualized.
(D)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [23]

LARGE / MID-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID-CAP VALUE FUND - CLASS C SHARES

	six months ended 06/30/05 (E)		period ended 12/31/04 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$12.04		$11.05

Income from Investment Operations:
Net Investment Loss	(0.04)		(0.04)
Net Realized and Unrealized Gain on Investments	0.77		1.03

Total from Investment Operations	0.73		0.99

Less Distributions:
Dividends from Realized Gains	—		—
Dividends from Net Investment Income	—		—

Total Distributions	—		—

Net Asset Value at End of Period	$12.77		$12.04

Total Return (A) (B)	6.06%		8.96%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,970		$1,174

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.30	%(C)	2.27	%(C)
After Reimbursement of Expenses by Advisor	2.30	%(C)	2.27	%(C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(0.59	)%(C)	(0.86	)%(C)
After Reimbursement of Expenses by Advisor	(0.59	)%(C)	(0.86	)%(C)

Portfolio Turnover	112.64%		29.09%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For Periods Of Less Than One Full Year, Total Returns Are Not Annualized.
(C)	Annualized.
(D)	For the Period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(E)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [24]

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2005 (unaudited)

TIMOTHY PLAN FIXED INCOME FUND

FUND PROFILE:

Top Ten Holdings

(% of Net Assets)

GNMA, 5.50%, 06/15/2035	5.10%
GNMA, 5.50%, 01/20/2035	4.93%
GNMA, 6.50%, 09/20/2034	4.12%
GNMA, 6.00%, 02/20/2035	3.29%
US Treasury Bill, 3.375%, 09/15/2009	3.29%
GNMA, 5.50%, 11/20/2034	3.20%
Dominion Resources, Inc., 5.00%, 03/15/2013	3.19%
CSX Transportation, 4.875%, 11/01/2009	3.11%
GNMA, 5.50%, 08/20/2034	3.01%
Union Pacific Corp., 3.875%, 02/15/2009	2.95%

36.19%

Industries

(% of Net Assets)

Mortgage Securities	31.38%
Financial	18.37%
Utilities	11.45%
Industrial	7.26%
Consumer, Non-cyclical	6.58%
Government	5.56%
Basic Materials	2.74%
Technology	1.98%
Consumer, Cyclical	1.67%
Communications	1.65%
Energy	0.64%
Other Assets less Liabilities, Net	10.72%

100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [25]

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2005 (unaudited)

TIMOTHY PLAN FIXED INCOME FUND

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 Through June 30, 2005
Actual - Class A	$1,000.00	$1,014.20	$6.74
Hypothetical - Class A (5% return before expenses)	1,000.00	1,018.25	6.76

Actual - Class B	$1,000.00	$1,011.80	$10.48
Hypothetical - Class B (5% return before expenses)	1,000.00	1,014.50	10.49

Actual - Class C	$1,000.00	$1,011.50	$10.47
Hypothetical - Class C (5% return before expenses)	1,000.00	1,014.50	10.49

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35% for Class A, 2.10% for Class B, and 2.10% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 1.42% for Class A, 1.18% for Class B, and 1.15% for Class C for the six-month period of January 1, 2005, to June 30, 2005.

Timothy Plan Top Ten Holdings / Industries [26]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

BONDS - 89.28%

par value		market value
	CORPORATE BONDS - 52.33%
$300,000	American General Finance Corp., 5.375%, 10/01/2012	$310,143
250,000	Appalachian Power Co., 3.60%, 05/15/2008	245,574
200,000	Archer Daniels Midland Co., 6.625%, 05/01/2029	240,045
200,000	Avery Dennison Corp., 4.875%, 01/15/2013	204,723
400,000	Bear Stearns Co., Inc., 4.50%, 10/28/2010	402,596
250,000	California Baptist, 5.70%, 01/02/2011	245,000
375,000	Cendant Corp., 6.25%, 01/15/2008	391,397
250,000	Cendant Corp., 6.25%, 03/15/2010	266,504
500,000	Centex Corp., 5.125%, 10/01/2013	500,959
250,000	CIT Group, Inc., 4.125%, 02/21/2006	250,500
500,000	CIT Group, Inc., 5.00%, 02/13/2014	505,907
300,000	Computer Sciences Corp., 3.50%, 04/15/2008	293,267
300,000	Computer Sciences Corp., 5.00%, 02/15/2013	301,620
300,000	Credit Suisse First Boston, 6.50%, 01/15/2012	333,865
500,000	Credit Suisse First Boston, 5.50%, 08/15/2013	530,359
200,000	Credit Suisse First Boston, 5.125%, 01/15/2014	207,146
920,000	CSX Transportation, 4.875%, 11/01/2009	935,336
300,000	Deere & Co., 6.55%, 10/01/2028	360,414
500,000	Deutsche Telekom, 3.875%, 07/22/2008	494,788
950,000	Dominion Resources, Inc., 5.00%, 03/15/2013	958,445
315,000	Donnelley R R & Son, 6.625%, 04/15/2029	353,311
187,000	Duke Energy Field, 5.75%, 11/15/2006	190,802
500,000	Florida Power Corp., 4.80%, 03/01/2013	508,006
250,000	HSBC USA Capital Trust, 7.53%, 12/04/2026	268,085
500,000	Huntington National Bank, 3.125%, 05/15/2008	484,306
250,000	ICI Wilmington, Inc., 5.625%, 12/01/2013	259,818
250,000	International Lease Finance Corp., 5.75%, 02/15/2007	255,680
200,000	International Lease Finance Corp., 5.80%, 08/15/2007	206,472
250,000	International Paper, 4.25%, 01/15/2009	246,965
300,000	Jersey Cent Power & Light Co., 6.75%, 11/01/2025	307,269
100,000	John Deere Capital Corp., 5.10%, 01/15/2013	104,421
500,000	Kroger Co., 5.50%, 02/01/2013	520,434
250,000	National Rural Utilities Finance Corp., 5.75%, 08/28/2009	264,144
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	775,121
500,000	PPL Capital Funding, 4.33%, 03/01/2009	496,545
300,000	Protective Life, 5.75%, 01/15/2019	295,833
250,000	The Sherman-Williams Co., 7.375%, 02/01/2027	316,157
900,000	Union Pacific Corp., 3.875%, 02/15/2009	886,571
300,000	Unitrin, Inc., 5.75%, 07/01/2007	307,703
300,000	Unitrin, Inc., 4.875%, 11/01/2010	299,591
250,000	Western Baptist College, 6.10%, 12/15/2012	245,000
135,000	Wisconsin Energy Corp., 6.50%, 04/01/2011	148,527

	Total Corporate Bonds (Amortized Cost $15,375,465)	15,719,349

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [27]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

BONDS - 89.28% (Cont.)

par value		market value
	MUNICIPAL BONDS - 0.66%
$200,000	North Carolina Eastern Municipal Power Agency, 3.98%, 01/01/2007	$197,702

	Total Municipal Bonds (Amortized Cost $201,031)	197,702

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 36.29%
150,323	GNMA, 5.00%, 01/15/2018	153,066
136,612	GNMA, 5.00%, 01/15/2018	139,188
154,780	GNMA, 5.00%, 02/15/2018	157,699
174,501	GNMA, 5.00%, 03/15/2018	177,792
376,498	GNMA, 6.00%, 12/15/2031	388,932
417,038	GNMA, 5.50%, 04/20/2034	425,523
442,042	GNMA, 5.50%, 07/20/2034	451,036
417,240	GNMA, 6.00%, 07/20/2034	429,880
885,424	GNMA, 5.50%, 08/20/2034	903,439
1,189,391	GNMA, 6.50%, 09/20/2034	1,238,307
942,717	GNMA, 5.50%, 11/20/2034	961,898
1,450,633	GNMA, 5.50%, 01/20/2035	1,480,125
957,974	GNMA, 6.00%, 02/20/2035	986,923
1,500,000	GNMA, 5.50%, 06/15/2035	1,533,312
1,000,000	US Treasury Bill, 3.375%, 09/15/2009	986,915
485,000	US Treasury Note, 3.99%, 02/15/2015	486,876

	Total U.S. Government & Agency Obligations (Amortized Cost $10,889,355)	10,900,911

	Total Bonds (Amortized Cost $26,465,851)	26,817,962

SHORT-TERM INVESTMENTS - 8.65%

number of shares/ principal amount		market value
1,300,000	Federated Cash Trust Series II Treasury	1,300,000
1,300,000	First American Treasury Obligations Fund, Class A	1,300,000

	Total Short-Term Investments (cost $2,600,000)	2,600,000

	TOTAL INVESTMENTS - 97.93%(identified cost $29,065,851)	29,417,962

	OTHER ASSETS AND LIABILITIES, NET - 2.07%	621,241

	NET ASSETS - 100.00%	$30,039,203

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [28]

FIXED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2005 (unaudited)

ASSETS
amount
Investments in Securities at Value (identified cost $29,065,851) [NOTE 1]	$29,417,962
Cash	485,940
Receivables:
Interest	314,689
Fund Shares Sold	106,811
Prepaid Expenses	7,619
Fund Share Commissions Receivable from Advisor	709

Total Assets	$30,333,730

LIABILITIES
amount
Accrued Advisory Fees	$20,713
Accrued 12b-1 Fees Class A	5,192
Accrued 12b-1 Fees Class B	2,913
Accrued 12b-1 Fees Class C	1,232
Payable for Fund Shares Redeemed	32,221
Payable for Distributions	225,858
Accrued Expenses	6,398

Total Liabilities	$294,527

NET ASSETS
amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,423,676 shares outstanding)	$24,975,055
Net Asset Value and Redemption price Per Class A Share ($24,975,055 / 2,423,676 shares)	$10.30
Offering Price Per Share ($10.30 / 0.9575 )	$10.76

Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 351,702 shares outstanding)	$3,533,101
Net Asset Value and Offering Price Per Class B Share ($3,533,101 / 351,702 shares)	$10.05
Redemption Price Per Share ($10.05 X 0.95)	$9.55

Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 152,806 shares outstanding)	$1,531,047
Net Asset Value and Offering Price Per Class C Share ($1,531,047 / 152,806 shares)	$10.02
Redemption Price Per Share ($10.02 X 0.99)	$9.92

Net Assets	$30,039,203

SOURCES OF NET ASSETS
amount
At June 30, 2005, Net Assets Consisted of:
Paid-in Capital	$29,549,569
Undistributed Net Investment Income	1
Accumulated Net Realized Gain on Investments	137,522
Net Unrealized Appreciation in Value of Investments	352,111

Net Assets	$30,039,203

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [29]

FIXED INCOME FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (unaudited)

INVESTMENT INCOME
amount
Interest	$661,755

Total Investment Income	661,755

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	85,424
Fund Accounting, Transfer Agency, & Administration Fees	35,239
12b-1 Fees (Class A = $29,682, Class B = $13,462, Class C = $4,271) [NOTE 3]	47,415
Service Fees (Class B = $4,487, Class C = $1,424) [NOTE 3]	5,911
Custodian Fees	2,321
Audit Fees	5,391
Registration Fees	7,299
Printing Expense	2,749
Legal Expense	4,249
Insurnace Expense	873
Miscellaneous Expense	8,810

Total Expenses	205,681

Expenses Recouped by Advisor [NOTE 3]	4,256

Total Net Expenses	209,937

Net Investment Income	451,818

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount
Net Realized Gain on Investments	184,111
Change in Unrealized Appreciation of Investments	(218,843)

Net Realized and Unrealized Loss on Investments	(34,732)

Net Increase in Net Assets Resulting from Operations	$417,086

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [30]

FIXED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	six months ended 06/30/05	year ended 12/31/04
	(unaudited)
Operations:
Net Investment Income	$451,818	$794,186
Net Change in Unrealized Appreciation of Investments	(218,843)	11,652
Net Realized Gain (Loss) on Investments	184,111	(21,401)

Net Increase in Net Assets (resulting from operations)	417,086	784,437

Distributions to Shareholders:
Net Income
Class A	(389,452)	(680,578)
Class B	(45,051)	(106,374)
Class C	(17,314)	(14,810)
Net Realized Gain
Class A	—	—
Class B	—	—
Class C	—	—

Total Distributions	(451,817)	(801,762)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	3,444,154	9,561,283
Class B	131,816	608,698
Class C	655,396	1,029,983
Dividends Reinvested:
Class A	129,296	227,682
Class B	35,837	85,884
Class C	16,232	14,049
Cost of Shares Redeemed:
Class A	(1,702,436)	(2,955,960)
Class B	(466,819)	(905,381)
Class C	(46,284)	(141,639)

Net Increase in Net Assets (resulting from capital share transactions)	2,197,192	7,524,599

Total Increase in Net Assets	2,162,461	7,507,274

Net Assets:
Beginning of Period	27,876,742	20,369,468

End of Period	$30,039,203	$27,876,742

Undistributed Net Investment Income	$1	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	334,564	924,772
Class B	13,154	60,631
Class C	65,498	102,416
Shares Reinvested:
Class A	12,633	22,132
Class B	3,590	8,547
Class C	1,629	1,939
Shares Redeemed:
Class A	(165,307)	(287,430)
Class B	(46,598)	(90,230)
Class C	(4,621)	(14,056)

Net Increase in Number of Shares Outstanding	214,542	728,721

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [31]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS A SHARES

	six months ended 06/30/05 (D)		year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.32		$10.31	$10.25	$9.73	$9.53	$9.81

Income from Investment Operations:
Net Investment Income	0.09		0.34	0.37	0.45	0.40	0.49
Net Realized and Unrealized Gain (Loss) on Investments	0.06		0.01	0.21	0.53	0.20	(0.27)

Total from Investment Operations	0.15		0.35	0.58	0.98	0.60	0.22

Less Distributions:
Dividends from Net Investment Income	(0.17)		(0.34)	(0.37)	(0.44)	(0.40)	(0.50)
Dividends from Net Realized Gain	—		—	(0.15)	(0.02)	—	—

Total Distributions	(0.17)		(0.34)	(0.52)	(0.46)	(0.40)	(0.50)

Net Asset Value at End of Period	$10.30		$10.32	$10.31	$10.25	$9.73	$9.53

Total Return (A) (B)	1.42%		3.44%	5.70%	10.32%	6.37%	2.32%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$24,975		$23,131	$16,313	$10,374	$4,773	$667

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.32	%(C)	1.31%	1.43%	1.74%	2.44%	8.99%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.35	%(C)	1.35%	1.35%	1.35%	1.35%	1.35%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.85	%(C)	3.49%	3.61%	4.49%	3.91%	(2.19)%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.82	%(C)	3.45%	3.69%	4.88%	5.00%	5.45%

Portfolio Turnover	20.27%		35.95%	62.06%	18.10%	20.28%	35.54%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than One Full Year, Total Return Is Not Annualized.
(C)	Annualized.
(D)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [32]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS B SHARES

	six months ended 06/30/05 (D)		year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.06		$10.08	$10.02	$9.55	$9.54	$9.80

Income from Investment Operations:
Net Investment Income	0.05		0.27	0.29	0.37	0.40	0.45
Net Realized and Unrealized Gain (Loss) on Investments	0.07		(0.01)	0.21	0.52	(0.01)	(0.25)

Total from Investment Operations	0.12		0.26	0.50	0.89	0.39	0.20

Less Distributions:
Dividends from Net Investment Income	(0.13)		(0.28)	(0.29)	(0.40)	(0.38)	(0.46)
Dividends from Net Realized Gain	—		—	(0.15)	(0.02)	—	—

Total Distributions	(0.13)		(0.28)	(0.44)	(0.42)	(0.38)	(0.46)

Net Asset Value at End of Period	$10.05		$10.06	$10.08	$10.02	$9.55	$9.54

Total Return (A) (B)	1.18%		2.57%	4.93%	9.52%	4.13%	2.12%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$3,533		$3,839	$4,057	$2,837	$1,026	$506

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.07	%(C)	2.06%	2.18%	2.61%	3.46%	9.74%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.10	%(C)	2.10%	2.10%	2.10%	2.10%	2.10%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.10	%(C)	2.74%	2.87%	3.57%	2.93%	(2.94)%
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.07	%(C)	2.70%	2.95%	4.08%	4.29%	4.70%

Portfolio Turnover	20.27%		35.95%	62.06%	18.10%	20.28%	35.54%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than One Full Year, Total Return Is Not Annualized.
(C)	Annualized.
(D)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [33]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS C SHARES

	six months ended 06/30/05 (E)		period ended 12/31/04 (D)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.04		$10.15

Income from Investment Operations:
Net Investment Income	0.05		0.26
Net Realized and Unrealized Gain (Loss) on Investments	0.06		(0.05)

Total from Investment Operations	0.11		0.21

Less Distributions:
Dividends from Net Investment Income	(0.13)		(0.32)
Dividends from Net Realized Gain	—		—

Total Distributions	(0.13)		(0.32)

Net Asset Value at End of Period	$10.02		$10.04

Total Return (A)(B)	1.15%		2.12%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,531		$907

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.07	%(C)	2.06	%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.10	%(C)	2.10	%(C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.10	%(C)	2.74	%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.07	%(C)	2.70	%(C)

Portfolio Turnover	20.27%		35.95%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than One Full Year, Total Return Is Not Annualized.
(C)	Annualized.
(D)	For the Period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(E)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [34]

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2005 (unaudited)

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

FUND PROFILE:

Top Ten Holdings

(% of Net Assets)

Nextel Partners, Inc.	3.69%
Alliance Data Systems Corp.	3.17%
NII Holdings, Inc.	2.95%
C R Bard, Inc.	2.60%
Paychex, Inc.	2.58%
BorgWarner, Inc.	2.58%
Nvidia Corp.	2.55%
Anteon International Corp.	2.50%
Getty Images, Inc.	2.32%
Monster Worldwide, Inc.	2.29%

27.23%

Industries (% of Net Assets)
Consumer, Non-cyclical	21.59%
Communications	16.24%
Technology	15.62%
Consumer, Cyclical	13.07%
Industrial	9.53%
Healthcare	6.05%
Energy	5.69%
Financial	3.01%
Basic Materials	1.79%
Other Assets less Liabilities, Net	7.41%

100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [35]

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2005 (unaudited)

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 Through June 30, 2005
Actual - Class A	$1,000.00	$977.00	$7.84
Hypothetical - Class A (5% return before expenses)	1,000.00	1,017.00	8.00

Actual - Class B	$1,000.00	$973.30	$11.50
Hypothetical - Class B (5% return before expenses)	1,000.00	1,013.25	11.73

Actual - Class C	$1,000.00	$974.80	$11.51
Hypothetical - Class C (5% return before expenses)	1,000.00	1,013.25	11.73

*	Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Class A, 2.35% for Class B, and 2.35% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (2.30)% for Class A, (2.67)% for Class B, and (2.52)% for Class C for the six-month period of January 1, 2005, to June 30, 2005.

Timothy Plan Top Ten Holdings / Industries [36]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

COMMON STOCKS - 92.57%

number of shares		market value
	ADVERTISING SERVICES - 2.32%
5,600	Getty Images, Inc.*	$415,856

	AEROSPACE/DEFENSE - EQUIPMENT - 1.49%
5,600	Rockwell Collins, Inc.	267,008

	AGRICULTURAL CHEMICALS - 1.50%
2,800	Potash Corporation of Saskatchewan, Inc.	267,624

	AIRLINES - 2.90%
37,200	Southwest Airlines Co.	518,196

	AUTO/TRUCK PARTS & EQUIPMENT - 2.58%
8,600	Borg Warner, Inc.	461,562

	CELLULAR TELECOM - 6.63%
26,200	Nextel Partners, Inc.*	659,454
8,250	NII Holdings, Inc.*	527,505

		1,186,959

	COAL - 1.51%
5,200	Peabody Energy Corp.	270,608

	COMMERCIAL BANKS - 0.82%
9,000	UCBH Holdings, Inc.	146,160

	COMMERCIAL SERVICES - 3.17%
14,000	Alliance Data Systems Corp.*	567,840

	COMPUTER SERVICES - 3.95%
9,800	Anteon International Corp.*	447,076
5,500	Cognizant Technology Solutions Corp.*	259,215

		706,291

	COMPUTERS - MEMORY DEVICES - 1.86%
11,750	Network Appliance, Inc.*	332,173

	DATA PROCESSING/MANAGEMENT - 2.01%
9,650	Navteq Corp.*	358,787

	DIAGNOSTIC EQUIPMENT - 3.11%
12,100	Cytyc Corp.*	266,926
8,000	Gen Probe, Inc.*	289,840

		556,766

	DISPOSABLE MEDICAL PRODUCTS - 2.60%
7,000	C R Bard, Inc.	465,570

	DIVERSIFIED ELECTRONICS - 1.38%
11,200	Dolby Laboratories, Inc.*	247,072

	E-COMMERCE/SERVICES - 2.29%
14,300	Monster Worldwide, Inc.*	410,124

	ELECTRONIC COMPONENTS - MISC - 2.13%
12,385	Jabil Circuit, Inc.*	380,591

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [37]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

COMMON STOCKS - 92.57% (cont.)

number of shares		market value
	ELECTRONIC COMPONENTS - SEMICONDUCTOR - 4.61%
7,700	International Rectifier Corp.*	$367,444
17,100	Nvidia Corp.*	456,912

		824,356

	ELECTRONIC MEASURING INSTRUMENTS - 1.45%
8,700	Flir Systems, Inc.*	259,608

	HAZARDOUS WASTE DISPOSAL - 1.03%
3,650	Stericycle, Inc.*	183,668

	HOSPITAL BEDS/EQUIPMENT - 1.76%
5,250	Kinetic Concepts, Inc.*	315,000

	INDUSTRIAL AUTOMATION/ROBOTICS - 1.69%
6,200	Rockwell Automation	302,002

	INTERNET SECURITY - 1.14%
7,100	Verisign, Inc.*	204,196

	MEDICAL - BIOMEDICAL/GENETICS - 3.68%
7,200	Charles River Laboratories International, Inc.*	347,400
15,400	Protein Design Labs, Inc.*	311,234

		658,634

	MEDICAL LABS & TESTING SERVICES - 2.01%
7,200	Laboratory Corporation of America Holdings*	359,280

	MEDICAL PRODUCTS - 1.68%
4,500	Inamed Corp.*	301,365

	METAL PROCESSORS & FABRICATION - 1.74%
4,000	Precision Castparts Corp.	311,600

	OIL & GAS DRILLINGS - 2.74%
6,350	Ensco International, Inc.	227,012
3,900	Transocean, Inc.*	210,483
1,750	Ultra Petroleum Corp.*	53,130

		490,625

	OIL FIELD MACHINERY & EQUIPMENT - 1.73%
6,500	National Oilwell Varco, Inc.*	309,010

	PHARMACY SERVICES - 1.05%
4,200	Caremark RX, Inc.*	186,984

	PHYSICAL PRACTICE MANAGEMENT - 2.10%
5,100	Pediatrix Medical Group, Inc.*	375,054

	REAL ESTATE MANAGEMENT/SERVICES - 2.19%
8,950	CB Richard Ellis Group, Inc.*	392,547

	RESPIRATORY PRODUCTS - 1.59%
4,300	Resmed, Inc.*	283,757

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [38]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

COMMON STOCKS - 92.57% (cont.)

number of shares		market value
	RETAIL - APPAREL/SHOE - 2.81%
12,100	Ross Stores, Inc.	$349,811
2,700	Urban Outfitters, Inc.*	153,063

		502,874

	RETAIL - PET FOOD & SUPPLIES - 2.20%
13,400	Petco Animal Supplies, Inc.*	392,888

	RETAIL - RESTAURANTS - 0.99%
3,000	P F Chang’s China Bistro, Inc.*	176,940

	SCHOOLS - 1.64%
8,700	Education Management Corp.*	293,451

	SOFTWARE & PROGRAMMING - 1.82%
12,300	Amdocs Ltd.*	325,089

	STAFFING & OUTSOURCING SERVICES - 2.58%
14,200	Paychex, Inc.	462,068

	TELECOMMUNICATION EQUIPMENT - 1.61%
12,200	Comverse Technology, Inc.*	288,530

	VETERINARY DIAGNOSTICS - 2.25%
16,600	VCA Antech, Inc.*	402,550

	WEB HOSTING/DESIGN - 2.23%
10,450	Macromedia, Inc.*	399,399

	Total Common Stocks (cost $14,053,874)	16,560,662

SHORT-TERM INVESTMENTS - 8.88%
number of shares		market value
794,000	Federated Cash Trust Series II Treasury	794,000
794,000	First American Treasury Obligations Fund Class A	794,000

	Total Short-Term Investments (cost $1,588,000)	1,588,000

	TOTAL INVESTMENTS - 101.45% (identified cost $15,641,874)	18,148,662

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.45)%	(259,745)

	NET ASSETS - 100.00%	$17,888,917

*	Non-income producing securities
(a)	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [39]

AGGRESSIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2005 (unaudited)

ASSETS
amount
Investments in Securities at Value (identified cost $15,641,874) [NOTE 1]	$18,148,662
Cash	427,469
Receivables:
Interest	1,556
Dividends	950
Fund Shares Sold	9,069
Prepaid Expenses	4,670
Fund Shares Commissions Receivable from Advisor	386

Total Assets	$18,592,762

LIABILITIES
amount
Accrued Advisory Fee	$1,734
Accrued 12b-1 fees Class A	3,221
Accrued 12b-1 fees Class B	1,084
Accrued 12b-1 fees Class C	772
Payable for Investment Securities Purchased	674,759
Payable for Fund Shares Redeemed	17,852
Accrued Expenses	4,423

Total Liabilities	$703,845

NET ASSETS
amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,303,485 shares outstanding)	$15,645,638
Net Asset Value and Redemption price Per Class A Share ($15,645,638 / 2,303,485 shares)	$6.79
Offering Price Per Share ($6.79 / 0.9475)	$7.17
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 199,161 shares outstanding)	$1,306,717
Net Asset Value and Offering Price Per Class B Share ($1,306,717 / 199,161 shares)	$6.56
Maximum Redemption Price Per Class B Share ($6.56 x 0.95)	$6.23
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 142,400 shares outstanding)	$936,562
Net Asset Value and Offering Price Per Class C Share ($936,562 / 142,400 shares)	$6.58
Maximum Redemption Price Per Class C Share ($6.58 x 0.99)	$6.51

Net Assets	$17,888,917

SOURCES OF NET ASSETS
amount
At June 30, 2005, Net Assets Consisted of:
Paid-in Capital	$15,835,279
Undistributed Net Investment Loss	(127,756)
Accumulated Net Realized Loss on Investments	(325,394)
Net Unrealized Appreciation in Value of Investments	2,506,788

Net Assets	$17,888,917

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [40]

AGGRESSIVE GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (unaudited)

INVESTMENT INCOME
amount
Interest	$6,034
Dividends	14,805

Total Investment Income	20,839

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	74,648
Fund Accounting, Transfer Agency, & Administration Fees	21,740
12b-1 Fees (Class A =$19,260, Class B =$5,015, Class C=$3,068) [NOTE 3]	27,343
Services Fees (Class B=$1,672, Class C=$1,023) [NOTE 3]	2,695
Custodian Fees	3,511
Audit Fees	3,327
Registration Fees	5,676
Printing Expense	1,664
Legal Expense	2,602
Insurnace Expense	568
Miscellaneous Expense	5,692

Total Expenses	149,466

Expenses Waived and Reimbursed by Advisor [NOTE 3]	(871)

Total Net Expenses	148,595

Net Investment Loss	(127,756)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount
Net Realized Gain on Investments	580,362
Change in Unrealized Appreciation of Investments	(895,301)

Net Realized and Unrealized Gain on Investments	(314,939)

Net Decrease in Net Assets Resulting from Operations	$(442,695)

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [41]

AGGRESSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	six months ended 06/30/05	year ended 12/31/04
	(unaudited)

Operations:
Net Investment Loss	$(127,756)	$(209,707)
Net Realized Gain (Loss) on Investments	580,362	(29,910)
Net Change in Unrealized Appreciation of Investments	(895,301)	1,977,072

Net Increase (Decrease) in Net Assets (resulting from operations)	(442,695)	1,737,455

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	1,443,425	6,695,403
Class B	4,500	352,194
Class C	297,010	638,745
Dividends Reinvested:
Class A	—	—
Class B	—	—
Class C	—	—
Cost of Shares Redeemed:
Class A	(1,865,813)	(1,692,304)
Class B	(174,344)	(312,399)
Class C	(35,638)	(32,586)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(330,860)	5,649,053

Total Increase (Decrease) in Net Assets	(773,555)	7,386,508

Net Assets:
Beginning of Period	18,662,472	11,275,964

End of Period	$17,888,917	$18,662,472

Undistributed Net Investment Income	$(127,756)	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	215,822	1,077,824
Class B	693	57,497
Class C	45,725	107,744
Shares Reinvested:
Class A	—	—
Class B	—	—
Class C	—	—
Shares Redeemed:
Class A	(280,551)	(275,539)
Class B	(27,076)	(51,000)
Class C	(5,521)	(5,548)

Net Increase (Decrease) in Number of Shares Outstanding	(50,908)	910,978

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [42]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period.

AGGRESSIVE GROWTH FUND - CLASS A SHARES

	six months ended 06/30/05 (E)		year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.95		$6.34	$4.56	$6.61	$8.35	$10.00

Income from Investment Operations:
Net Investment Loss	(0.05)		(0.07)	(0.06)	(0.05)	(0.05)	—
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)		0.68	1.84	(2.00)	(1.69)	(1.65)

Total from Investment Operations	(0.16)		0.61	1.78	(2.05)	(1.74)	(1.65)

Less Distributions:
Dividends from Realized Gains	—		—	—	—	—	—
Dividends from Net Investment Income	—		—	—	—	—	—

Total Distributions	—		—	—	—	—	—

Net Asset Value at End of Period	$6.79		$6.95	$6.34	$4.56	$6.61	$8.35

Total Return (A) (B)	(2.30)%		9.62%	39.04%	(31.01)%	(20.84)%	(16.50)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$15,646		$16,453	$9,920	$4,878	$3,510	$717

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.61	%(C)	1.66%	1.85%	2.64%	3.87%	10.20	%(C)
After Reimbursement and Waiver of Expenses by Advisor	1.60	%(C)	1.60%	1.60%	1.60%	1.60%	1.60	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(1.37	)%(C)	(1.38)%	(1.60)%	(2.44)%	(3.53)%	(8.91	)%(C)
After Reimbursement and Waiver of Expenses by Advisor	(1.36	)%(C)	(1.32)%	(1.35)%	(1.40)%	(1.26)%	(0.31	)%(C)

Portfolio Turnover	44.53%		102.46%	119.33%	134.34%	113.39%	19.00%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods of Less Than A Full Year, The Total Return Is Not Annualized.
(C)	Annualized.
(D)	For The Period October 4, 2000 (commencement of operations) to December 31, 2000.
(E)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [43]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period.

AGGRESSIVE GROWTH FUND - CLASS B SHARES

	six months ended 06/30/05 (E)		year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.74		$6.19	$4.48	$6.56	$8.34	$10.00

Income from Investment Operations:
Net Investment Loss	(0.07)		(0.13)	(0.08)	(0.08)	(0.11)	—
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)		0.68	1.79	(2.00)	(1.67)	(1.66)

Total from Investment Operations	(0.18)		0.55	1.71	(2.08)	(1.78)	(1.66)

Less Distributions:
Dividends from Realized Gains	—		—	—	—	—	—
Dividends from Net Investment Income	—		—	—	—	—	—

Total Distributions	—		—	—	—	—	—

Net Asset Value at End of Period	$6.56		$6.74	$6.19	$4.48	$6.56	$8.34

Total Return (A) (B)	(2.67)%		8.89%	38.17%	(31.71)%	(21.34)%	(16.60)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,307		$1,519	$1,356	$525	$402	$248
Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.36	%(C)	2.41%	2.60%	3.70%	4.63%	10.95	%(C)
After Reimbursement of Expenses by Advisor	2.35	%(C)	2.35%	2.35%	2.35%	2.35%	2.35	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(2.12	)%(C)	(2.13)%	(2.35)%	(3.50)%	(4.24)%	(9.66	)%(C)
After Reimbursement of Expenses by Advisor	(2.11	)%(C)	(2.07)%	(2.10)%	(2.15)%	(1.96)%	(1.06	)%(C)

Portfolio Turnover	44.53%		102.46%	119.33%	134.34%	113.39%	19.00%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For Periods of Less Than A Full Year, The Total Return Is Not Annualized.
(C)	Annualized.
(D)	For The Period October 6, 2000 (commencement of operations) to December 31, 2000.
(E)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [44]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period.

AGGRESSIVE GROWTH FUND - CLASS C SHARES

	six months ended 06/30/05 (E)		period ended 12/31/04 (D)

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.75		$6.24

Income from Investment Operations:
Net Investment Loss	(0.07)		(0.06)
Net Realized and Unrealized Gain on Investments	(0.10)		0.57

Total from Investment Operations	(0.17)		0.51

Less Distributions:
Dividends from Realized Gains	—		—
Dividends from Net Investment Income	—		—

Total Distributions	—		—

Net Asset Value at End of Period	$6.58		$6.75

Total Return (A) (B)	(2.52)%		8.17%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$937		$690

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	2.36	%(C)	2.41	%(C)
After Reimbursement of Expenses by Advisor	2.35	%(C)	2.35	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement of Expenses by Advisor	(2.12	)%(C)	(2.13	)%(C)
After Reimbursement of Expenses by Advisor	(2.11	)%(C)	(2.07	)%(C)

Portfolio Turnover	44.53%		102.46%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For Periods of Less Than A Full Year, The Total Return Is Not Annualized.
(C)	Annualized
(D)	For The Period February 3, 2004 (commencement of operations) to December 31, 2004.
(E)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [45]

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2005(unaudited)

TIMOTHY PLAN LARGE / MID CAP GROWTH FUND

FUND PROFILE:

Top Ten Holdings (% of Net Assets)

L-3 Communications Holdings, Inc.	3.98%
Lowe’s Companies, Inc.	3.85%
American International Group, Inc.	3.69%
SYSCO Corp.	3.59%
Linear Technology Corp.	3.50%
Caremark RX, Inc.	3.47%
SAP AG ADR	3.46%
United Technologies Corp.	3.40%
St. Jude Medical, Inc.	3.14%
Stryker Corp.	3.06%

35.14%

Industries (% of Net Assets)

Consumer, Non-cyclical	25.54%
Industrial	21.03%
Consumer, Cyclical	16.86%
Technology	10.75%
Healthcare	9.25%
Financial	5.96%
Communications	3.92%
Energy	2.76%
Basic Materials	0.57%
Other Assets less Liabilities, Net	3.36%

100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [46]

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2005(unaudited)

TIMOTHY PLAN LARGE / MID CAP GROWTH FUND

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	During Period* January 1, 2005 Through June 30, 2005
Actual - Class A	$1,000.00	$965.60	$7.80
Hypothetical - Class A (5% return before expenses)	1,000.00	1,017.00	8.00

Actual - Class B	$1,000.00	$961.50	$11.43
Hypothetical - Class B (5% return before expenses)	1,000.00	1,013.25	11.73

Actual - Class C	$1,000.00	$961.70	$11.43
Hypothetical - Class C (5% return before expenses)	1,000.00	1,013.25	11.73

*	Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Class A, 2.35% for Class B, and 2.35% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (3.44)% for Class A, (3.85)% for Class B, and (3.83)% for Class C for the six-month period of January 1, 2005, to June 30, 2005.

Timothy Plan Top Ten Holding / Industries [47]

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

COMMON STOCKS - 96.66%

number of shares		market value
	ADVERTISING AGENCIES - 2.18%
14,000	Omnicom Group, Inc.	$1,118,040

	AEROSPACE & DEFENSE - EQUIPMENT - 3.40%
34,000	United Technologies Corp.	1,745,900

	APPLICATIONS SOFTWARE - 1.35%
10,000	Mercury Interactive Corp.*	383,600
34,675	Siebal Systems, Inc.	308,607

		692,207

	BATTERIES/BATTERY SYSTEMS - 0.08%
1,220	Rayovac Corp.*	40,260

	BUILDING - RESIDENTIAL/COMMERCIAL - 2.26%
12,000	Centex Corp	848,040
2,500	Pulte Homes, Inc.	210,625
990	Toll Brothers, Inc.*	100,534

		1,159,199

	CHEMICALS - DIVERSIFIED - 0.15%
3,010	Lyondell Chemical Co.	79,524

	CHEMICALS - SPECIALTY - 0.08%
3,000	Hercules, Inc.*	42,450

	COATINGS/PAINT - 0.15%
1,610	Valspar Corp.	77,747

	COMPUTERS - 0.92%
12,000	Dell, Inc.* (SEE NOTE 7)	474,120

	CONTAINERS - METAL/GLASS - 0.10%
1,420	Ball Corp.	51,063

	COSMETICS & TOILETRIES - 4.38%
20,000	Colgate-Palmolive Co.	998,200
32,000	Estee Lauder Companies, Inc.	1,252,160

		2,250,360

	DIVERSIFIED MANUFACTURING OPERATIONS - 7.81%
16,000	Danaher Corp.	837,440
2,620	Dover Corp.	95,316
7,000	Illinois Tool Works, Inc.	557,760
14,000	Ingersoll-Rand Co.	998,900
870	Roper Industries, Inc.	62,092
50,000	Tyco International Ltd.	1,460,000

		4,011,508

	E-COMMERCE/SERVICES - 1.09%
17,000	eBay, Inc.*	561,170

	ELECTRIC PRODUCTS - MISC - 1.83%
15,000	Emerson Electric Co.	939,450

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [48]

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

COMMON STOCKS - 96.66% (cont.)

number of shares		market value
	ELECTRONICS - MILITARY - 3.98%
26,700	L-3 Communications Holdings, Inc.	$2,044,686

	ENTERPRISE SOFTWARE/SERVICES - 3.46%
41,000	SAP AG ADR (a)	1,775,300

	FINANCE - CREDIT CARD - 1.90%
37,350	MBNA Corp.	977,076

	FINANCE - INVESTMENT BANKER/BROKER - 0.27%
1,000	Bear Stearns Companies, Inc.	103,940
2,500	Friedman Billings Ramsey Group REIT, Inc.	35,750

		139,690

	FOOD - CANNED - 0.26%
12,440	Del Monte Foods Co.*	133,979

	FOOD - WHOLESALE/DISTRIBUTION - 3.59%
51,000	SYSCO Corp.	1,845,690

	INDUSTRIAL AUTOMATION/ROBOTICS - 1.81%
19,050	Rockwell Automation	927,926

	INDUSTRIAL GASES - 0.09%
1,800	Airgas, Inc.	44,406

	INSTRUMENTS - SCIENTIFIC - 0.54%
4,300	Fisher Scientific International, Inc.*	279,070

	INVESTMENT COMPANIES - 0.09%
1,300	American Capital Strategies	46,943

	MACHINERY - PRINT TRADE - 1.41%
16,500	Zebra Technologies Corp.*	722,535

	MEDICAL - BIOMEDICAL/GENETICS - 5.94%
20,000	Biogen IDEC, Inc.*	689,000
26,000	Genzyme Corp.*	1,562,340
30,000	Medimmune, Inc.*	801,600

		3,052,940

	MEDICAL - DRUGS - 1.66%
10,000	Allergan, Inc.	852,400

	MEDICAL INSTRUMENTS - 3.46%
2,600	Beckman Coulter, Inc.	165,282
37,000	St. Jude Medical, Inc.*	1,613,570

		1,778,852

	MEDICAL PRODUCTS - 6.85%
21,000	Biomet, Inc.	727,440
33,000	Stryker Corp.	1,569,480
16,000	Zimmer Holdings, Inc.*	1,218,720

		3,515,640

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [49]

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

COMMON STOCKS - 96.66% (cont.)

number of shares		market value
	MOTORCYCLE/MOTOR SCOOTERS - 1.93%
20,000	Harley Davidson, Inc.	$992,000

	MULTI-LINE INSURANCE - 3.69%
32,650	American International Group, Inc.	1,896,965

	NETWORKING PRODUCTS - 0.65%
17,600	Cisco Systems, Inc.* (SEE NOTE 7)	336,336

	OFFICE SUPPLIES & FORMS - 0.19%
1,820	Avery Dennison Corp.	96,387

	OIL - FIELD SERVICES - 2.36%
11,000	Baker Hughes, Inc.	562,760
1,500	Halliburton Co.	71,730
10,000	Weatherford International Ltd.*	579,800

		1,214,290

	OIL REFINING & MARKETING - 0.40%
2,600	Valero Energy Corp.	205,686

	PHARMACY SERVICES - 5.55%
40,000	Caremark RX, Inc.*	1,780,800
20,000	Medco Health Solutions, Inc.*	1,067,200

		2,848,000

	POWER CONVERSION/SUPPLY EQUIPMENT - 0.08%
890	Hubbell, Inc.	39,249

	RETAIL - APPAREL/SHOE - 3.75%
20,000	American Eagle Outfitters, Inc.	613,000
20,000	Chicos Fas, Inc.*	685,600
2,610	Claire’s Stores, Inc.	62,770
10,000	Urban Outfitters, Inc.*	566,900

		1,928,270

	RETAIL - BEDDING - 2.36%
29,000	Bed Bath Beyond, Inc.*	1,211,620

	RETAIL - BUILDING PRODUCTS - 3.85%
33,950	Lowe’s Companies, Inc.	1,976,569

	RETAIL - CATALOG SHOPPING - 0.12%
1,800	MSC Industrial Direct Company, Inc.	60,750

	RETAIL - DRUG STORE - 0.34%
6,000	CVS Corp.	174,420

	RETAIL - OFFICE SUPPLIES - 1.98%
47,600	Staples, Inc.	1,014,832

	RETAIL - RESTAURANTS - 0.28%
3,000	Wendy’s International, Inc.	142,950

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [50]

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

COMMON STOCKS - 96.66% (cont.)

number of shares		market value
	SEMICONDUCTORS - 5.03%
21,000	Analog Devices, Inc.	$783,510
49,000	Linear Technology Corp.	1,797,810

		2,581,320

	STEEL - PRODUCERS - 0.10%
1,480	United States Steel Corp.	50,868

	THERAPEUTICS - 2.91%
34,000	Gilead Sciences, Inc.*	1,495,660

	Total Common Stocks (cost $46,220,062)	49,646,303

SHORT-TERM INVESTMENTS - 6.42%
number of shares		market value
1,097,439	Federated Cash Trust Series II Treasury	1,097,439
2,200,000	First American Treasury Obligations Fund Class A	2,200,000

	Total Short-Term Investments (cost $3,297,439)	3,297,439

	TOTAL INVESTMENTS - 103.08% (identified cost $49,517,501)	52,943,742

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET (3.08)%	(1,584,070)

	NET ASSETS - 100.00%	$51,359,672

*	Non-income producing securities
(a)	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [51]

LARGE / MID-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2005 (unaudited)

ASSETS
amount
Investments in Securities at Value (identified cost $49,517,501) [NOTE 1]	$52,943,742
Cash	2,260
Receivables:
Interest	2,947
Dividends	32,462
Fund Shares Sold	25,368
Securities Sold	4,096,007
Fund Share Commission Receivable from Advisor	132
Prepaid Expenses	14,599

Total Assets	$57,117,517

LIABILITIES
amount
Accrued Advisory Fees	$19,821
Accrued 12b-1 Fees Class A	9,339
Accrued 12b-1 Fees Class B	1,904
Accrued 12b-1 Fees Class C	985
Payable for Investment Securities Purchased	5,703,133
Payable for Fund Shares Redeemed	10,015
Accrued Expenses	12,648

Total Liabilities	$5,757,845

NET ASSETS
amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 7,409,258 shares outstanding)	$47,885,477
Net Asset Value and Redemption Price Per Class A Share ($47,885,477 / 7,409,258 shares)	$6.46
Offering Price Per Share ($6.46 / 0.9475)	$6.82
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 365,240 shares outstanding)	$2,284,480
Net Asset Value and Offering Price Per Class B Share ($2,284,480 / 365,240 shares)	$6.25
Maximum Redemption Price Per Class B Share ($6.25 x 0.95 )	$5.94
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 189,647 shares outstanding)	$1,189,715
Net Asset Value and Offering Price Per Class C Share ($1,189,715 / 189,647 shares)	$6.27
Maximum Redemption Price Per Class C Share ($6.27 x 0.99 )	$6.21
Net Assets	$51,359,672

SOURCES OF NET ASSETS
amount
At June 30, 2005, Net Assets Consisted of:
Paid-in Capital	$56,255,147
Undistributed Net Investment Loss	(161,694)
Accumulated Net Realized Loss on Investments	(8,160,022)
Net Unrealized Appreciation in Value of Investments	3,426,241

Net Assets	$51,359,672

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [52]

LARGE / MID-CAP GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (unaudited)

INVESTMENT INCOME
amount
Interest	$12,402
Dividends	152,717

Total Investment Income	165,119

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	176,780
Fund Accounting, Transfer Agency, & Administration Fees	51,445
12b-1 Fees (Class A = $47,705, Class B = $8,930, Class C = $3,939) [NOTE 3]	60,574
Service Fees (Class B = $2,977, Class C = $1,313)	4,290
Custodian Fees	2,877
Audit Fees	7,863
Registration Fees	8,013
Printing Expense	6,477
Legal Expense	6,210
Insurnace Expense	1,266
Miscellaneous Expense	12,275

Total Expenses	338,070

Expenses Recouped by Advisor [NOTE 3]	7,556

Total Net Expenses	345,626

Net Investment Loss	(180,507)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
amount
Net Realized Gain on Investments	439,603
Change in Unrealized Appreciation of Investments	(1,628,037)

Net Realized and Unrealized Gain on Investments	(1,188,434)

Net Decrease in Net Assets Resulting from Operations	$(1,368,941)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [53]

LARGE / MID-CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	six months ended 06/30/05	year ended 12/31/04
	(unaudited)
Operations:
Net Investment Loss	$(180,507)	$(342,542)
Net Realized Gain on Investments	439,603	1,105,450
Net Change in Unrealized Appreciation of Investments	(1,628,037)	1,989,624

Net Increase (Decrease) in Net Assets (resulting from operations)	(1,368,941)	2,752,532

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	5,737,830	12,854,466
Class B	26,751	446,514
Class C	390,627	948,144
Shares issued in connection with acquisition of the Noah Fund (Note 7):
Class A	8,201,589	—
Class B	—	—
Class C	—	—
Cost of Shares Redeemed:
Class A	(1,691,735)	(1,915,932)
Class B	(324,602)	(326,827)
Class C	(135,220)	(28,251)

Net Increase in Net Assets (resulting from capital share transactions)	12,205,240	11,978,114

Total Increase in Net Assets	10,836,299	14,730,646

Net Assets:
Beginning of Period	40,523,373	25,792,727

End of Period	$51,359,672	$40,523,373

Undistributed Net Investment Income	$(180,507)	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	897,153	2,015,514
Class B	4,243	71,370
Class C	63,215	152,755
Shares issued in connection with acquisition of the Noah Fund (Note 7):
Class A	1,269,274	—
Class B	—	—
Class C	—	—
Shares Redeemed:
Class A	(265,778)	(299,549)
Class B	(52,326)	(52,864)
Class C	(21,829)	(4,493)

Net Increase in Number of Shares Outstanding	1,893,952	1,882,733

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [54]

LARGE / MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS A SHARES

	six months ended 06/30/05 (E)		year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.69		$6.17	$5.14	$7.28	$9.43	$10.00

Income from Investment Operations:
Net Investment Loss	(0.03)		(0.05)	(0.05)	(0.04)	(0.04)	—
Net Realized and Unrealized Gain (Loss) on Investments	(0.20)		0.57	1.08	(2.10)	(2.11)	(0.57)

Total from Investment Operations	(0.23)		0.52	1.03	(2.14)	(2.15)	(0.57)

Net Asset Value at End of Period	$6.46		$6.69	$6.17	$5.14	$7.28	$9.43

Total Return (A) (B)	(3.44)%		8.43%	20.04%	(29.40)%	(22.80)%	(5.69)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$47,885		$36,869	$23,407	$13,044	$8,854	$1,547

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.57	%(C)	1.55%	1.62%	1.80%	2.32%	5.55	%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.60	%(C)	1.60%	1.60%	1.60%	1.60%	1.60	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	(0.78	)%(C)	(0.95)%	(1.05)%	(1.21)%	(1.72)%	(3.98	)%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	(0.81	)%(C)	(1.00)%	(1.03)%	(1.01)%	(1.00)%	(0.03	)%(C)

Portfolio Turnover	20.53%		60.25%	53.43%	52.28%	20.47%	4.46%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized
(C)	Annualized.
(D)	For the period October 5, 2000 (commencement of operations) to December 31, 2000.
(E)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [55]

LARGE / MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS B SHARES

	six months ended 06/30/05 (E)		year ended 12/31/03	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.50		$6.04	$5.07	$7.22	$9.41	$10.00

Income from Investment Operations:
Net Investment Loss	(0.05)		(0.11)	(0.08)	(0.07)	(0.08)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.20)		0.57	1.05	(2.08)	(2.11)	(0.58)

Total from Investment Operations	(0.25)		0.46	0.97	(2.15)	(2.19)	(0.59)

Net Asset Value at End of Period	$6.25		$6.50	$6.04	$5.07	$7.22	$9.41

Total Return (A) (B)	(3.85)%		7.62%	19.13%	(29.92)%	(23.27)%	(5.89)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$2,284		$2,688	$2,385	$1,311	$918	$444

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.32	%(C)	2.30%	2.38%	2.72%	3.66%	6.30	%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.35	%(C)	2.35%	2.35%	2.35%	2.35%	2.35	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	(1.53	)%(C)	(1.70)%	(1.74)%	(2.12)%	(3.11)%	(4.73	)%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	(1.56	)%(C)	(1.75)%	(1.71)%	(1.75)%	(1.80)%	(0.78	)%(C)

Portfolio Turnover	20.53%		60.25%	53.43%	52.28%	20.47%	4.46%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized.
(C)	Annualized.
(D)	For the period October 9, 2000 (Commencement of operations) to December 31, 2000.
(E)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [56]

LARGE / MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS C SHARES

	six months ended 06/30/05 (E)		period ended 12/31/04 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.52		$6.22

Income from Investment Operations:
Net Investment Loss	(0.05)		(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(0.20)		0.35

Total from Investment Operations	(0.25)		0.30

Net Asset Value at End of Period	$6.27		$6.52

Total Return (A) (B)	(3.83)%		4.82%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,190		$967

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.32	%(C)	2.30	%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	2.35	%(C)	2.35	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	(1.53	)%(C)	(1.70	)%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	(1.56	)%(C)	(1.75	)%(C)

Portfolio Turnover	20.53%		60.25%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized
(C)	Annualized.
(D)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004
(E)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Growth Fund [57]

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2005 (unaudited)

TIMOTHY PLAN STRATEGIC GROWTH FUND

FUND PROFILE:

Industries (% of Net Assets)

Mid & Large Cap Growth	34.93%
Mid & Large Cap Value	24.96%
Small Cap Value	19.98%
Small Cap Growth	19.80%
Other Assets less Liabilities, Net	0.33%

100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [58]

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2005 (unaudited)

TIMOTHY PLAN STRATEGIC GROWTH FUND

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 Through June 30, 2005
Actual - Class A	$1,000.00	$981.50	$5.65
Hypothetical - Class A (5% return before expenses)	1,000.00	1,019.25	5.76

Actual - Class B	$1,000.00	$977.40	$9.32
Hypothetical - Class B (5% return before expenses)	1,000.00	1,015.50	9.49

Actual - Class C	$1,000.00	$978.50	$9.32
Hypothetical - Class C (5% return before expenses)	1,000.00	1,015.50	9.49

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class B, and 1.90% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (1.85)% for Class A, (2.26)% for Class B, and (2.15)% for Class C for the six-month period of January 1, 2005, to June 30, 2005.

Timothy Plan Top Ten Holdings / Industries [59]

STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

MUTUAL FUNDS - 99.67%

number of shares		market value
1,254,234	Timothy Aggressive Growth Fund, Class A*	$8,516,250
2,325,488	Timothy Large/Mid-Cap Growth Fund, Class A*	15,022,652
795,753	Timothy Large/Mid-Cap Value Fund, Class A*	10,734,711
591,675	Timothy Small Cap Value Fund, Class A*	8,591,116

	TOTAL MUTUAL FUNDS (Cost $39,358,795)	42,864,729

SHORT-TERM INVESTMENTS - 0.24%

number of shares		market value
104,750	First American Treasury Obligations Fund, Class A (cost $104,750)	104,750

	TOTAL INVESTMENTS - 99.91% (identified cost $39,463,545)	42,969,479

	OTHER ASSETS AND LIABILITIES, NET - 0.09%	38,602

	NET ASSETS - 100.00%	$43,008,081

*	Non-income producing securities

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [60]

STRATEGIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2005 (unaudited)

ASSETS
amount
Investments in Securities at Value (identified cost $39,463,545) [NOTE 1]	$42,969,479
Receivables:
Fund Shares Sold	70,226
Interest	9
Fund Share Commissions Receivable from Advisor	1,148
Prepaid Expenses	11,653

Total Assets	$43,052,515

LIABILITIES
amount
Accrued Advisory Fees	$18,792
Accrued 12b-1 Fees Class B	10,765
Accrued 12b-1 Fees Class C	2,171
Distributions Payable	—
Payable for Fund Shares Redeemed	1,486
Payable for Securities Purchased	2,333
Accrued Expenses	8,887

Total Liabilities	$44,434

NET ASSETS
amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,608,215 shares outstanding)	$22,105,627
Net Asset Value and Redemption Price Per Class A Share ($22,105,627 / 2,608,215 shares)	$8.48
Offering Price Per Share ($8.48 / 0.9475)	$8.95
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,105,133 shares outstanding)	$17,254,771
Net Asset Value and Offering Price Per Class B Share ($17,254,771 / 2,105,133 shares)	$8.20
Maximum Redemption Price Per Class B Share ($8.20 x 0.95)	$7.79
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 444,495 shares outstanding)	$3,647,683
Net Asset Value and Offering Price Per Class C Share ($3,647,683 / 444,495 shares)	$8.21
Maximum Redemption Price Per Class C Share ($8.21 x 0.99)	$8.13

Net Assets	$43,008,081

SOURCES OF NET ASSETS
amount
At June 30, 2005, Net Assets Consisted of:
Paid-in Capital	$39,831,378
Undistributed Net Investment Loss	(310,656)
Accumulated Net Realized Loss on Investments	(18,575)
Net Unrealized Appreciation in Value of Investments	3,505,934

Net Assets	$43,008,081

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [61]

STRATEGIC GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (unaudited)

INVESTMENT INCOME
amount
Interest	$756

Total Investment Income	756

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	133,244
Fund Accounting, Transfer Agency, & Administration Fees	50,738
12b-1 Fees (Class B = $65,088, Class C = $10,586) [NOTE 3]	75,674
Custodian Fees	2,792
Audit Fees	7,762
Registration Fees	10,851
Printing Expense	3,923
Legal Expense	6,093
Insurnace Expense	1,294
Miscellaneous Expense	12,252

Total Expenses	304,623

Expenses Recouped by Advisor [NOTE 3]	6,789

Total Net Expenses	311,412

Net Investment Loss	(310,656)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount
Net Realized Gain on Investments	79,056
Change in Unrealized Appreciation of Investments	(642,734)

Net Realized and Unrealized Loss on Investments	(563,678)

Net Decrease in Net Assets Resulting from Operations	$(874,334)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [62]

STRATEGIC GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	six months ended 06/30/05	year ended 12/31/04
	(unaudited)
Operations:
Net Investment Loss	$(310,656)	$(406,157)
Capital Gain Distributions from Other Investment Companies	—	660,566
Net Realized (Gain) Loss on Investments	79,056	(48,495)
Net Change in Unrealized Appreciation of Investments	(642,734)	2,672,238

Net Increase (Decrease) in Net Assets (resulting from operations)	(874,334)	2,878,152

Distributions to Shareholders:
Net Capital Gains:
Class A	—	(277,547)
Class B	—	(252,147)
Class C	—	(29,882)

Total Distributions	—	(559,576)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	3,843,126	8,527,385
Class B	306,206	3,308,859
Class C	1,640,745	2,192,050
Dividends Reinvested:
Class A	—	266,708
Class B	—	242,061
Class C	—	29,142
Cost of Shares Redeemed:
Class A	(2,357,318)	(1,955,855)
Class B	(1,142,453)	(2,334,628)
Class C	(165,382)	(134,242)

Net Increase in Net Assets (resulting from capital share transactions)	2,124,924	10,141,480

Total Increase in Net Assets	1,250,590	12,460,056

Net Assets:
Beginning of Period	41,757,491	29,297,435

End of Period	$43,008,081	$41,757,491

Undistributed Net Investment Income	$(310,656)	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	460,632	1,042,320
Class B	37,622	410,156
Class C	202,777	276,263
Shares Reinvested:
Class A	—	30,869
Class B	—	28,851
Class C	—	3,474
Shares Redeemed:
Class A	(284,761)	(240,017)
Class B	(142,168)	(293,684)
Class C	(20,893)	(17,126)

Net Increase in Number of Shares Outstanding	253,209	1,241,106

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [63]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS A SHARES

	six months ended 06/30/05 (E)		year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.64		$8.10	$6.33	$8.47	$9.61	$10.00

Income from Investment Operations:
Net Investment Loss	(0.05)		(0.05)	(0.07)	(0.07)	(0.05)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)		0.71	1.84	(2.07)	(1.08)	(0.38)

Total from Investment Operations	(0.16)		0.66	1.77	(2.14)	(1.13)	(0.39)

Less Distributions:
Dividends from Realized Gains	—		(0.12)	—	— *	(0.01)	—
Dividends from Net Investment Income	—		—	—	—	—	—

Total Distributions	—		(0.12)	—	—	(0.01)	—

Net Asset Value at End of Period	$8.48		$8.64	$8.10	$6.33	$8.47	$9.61

Total Return (A) (B)	(1.85)%		8.09%	27.96%	(25.26)%	(11.72)%	(3.90)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$22,106		$21,019	$12,948	$7,430	$4,675	$456

Ratio of Expenses to Average Net Assets:
Before Reimbursement, Waiver or Recoupment of Expenses by Advisor	1.12	%(C)	1.13%	1.17%	1.34%	1.68%	6.80	%(C)
After Reimbursement, Waiver or Recoupment of Expenses by Advisor	1.15	%(C)	1.15%	1.15%	1.25%	1.25%	1.25	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement, Waiver or Recoupment of Expenses by Advisor	(1.12	)%(C)	(0.74)%	(1.17)%	(1.34)%	(1.61)%	(6.22	)%(C)
After Reimbursement, Waiver or Recoupment of Expenses by Advisor	(1.15	)%(C)	(0.76)%	(1.15)%	(1.25)%	(1.18)%	(0.67	)%(C)

Portfolio Turnover	0.97%		0.46%	0.53%	0.67%	0.15%	0.30%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized.
(C)	Annualized.
(D)	For the Period October 5, 2000 (commencement of operations) to December 31, 2000.
(E)	Unaudited.
*	Distribution was less than $0.01 per share

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [64]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS B SHARES

	six months ended 06/30/05 (E)		year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.39		$7.92	$6.25	$8.42	$9.61	$10.00

Income from Investment Operations:
Net Investment Loss	(0.08)		(0.12)	(0.11)	(0.12)	(0.09)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)		0.71	1.78	(2.05)	(1.09)	(0.36)

Total from Investment Operations	(0.19)		0.59	1.67	(2.17)	(1.18)	(0.39)

Less Distributions:
Dividends from Realized Gains	—		(0.12)	—	— *	(0.01)	—
Dividends from Net Investment Income	—		—	—	—	—	—

Total Distributions	—		(0.12)	—	—	(0.01)	—

Net Asset Value at End of Period	$8.20		$8.39	$7.92	$6.25	$8.42	$9.61

Total Return (A) (B)	(2.26)%		7.39%	26.72%	(25.77)%	(12.24)%	(3.90)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$17,255		$18,535	$16,350	$9,394	$7,042	$904

Ratio of Expenses to Average Net Assets:
Before Reimbursement, Waiver or Recoupment of Expenses by Advisor	1.87	%(C)	1.88%	1.92%	2.10%	2.27%	7.55	%(C)
After Reimbursement, Waiver or Recoupment of Expenses by Advisor	1.90	%(C)	1.90%	1.90%	2.00%	2.00%	2.00	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement, Waiver or Recoupment of Expenses by Advisor	(1.87	)%(C)	(1.49)%	(1.92)%	(2.10)%	(2.21)%	(6.97	)%(C)
After Reimbursement, Waiver or Recoupment of Expenses by Advisor	(1.90	)%(C)	(1.51)%	(1.90)%	(2.00)%	(1.94)%	(1.42	)%(C)

Portfolio Turnover	0.97%		0.46%	0.53%	0.67%	0.15%	0.30%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized
(C)	Annualized.
(D)	For the Period October 9, 2000 (commencement of operations) to December 31, 2000.
(E)	Unaudited.
*	Distribution was less than $0.01 per share

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [65]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS C SHARES

	six months ended 06/30/05 (E)		period ended 12/31/04 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.39		$8.03

Income from Investment Operations:
Net Investment Loss	(0.08)		(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)		0.53

Total from Investment Operations	(0.18)		0.48

Less Distributions:
Dividends from Realized Gains	—		(0.12)
Dividends from Net Investment Income	—		—

Total Distributions	—		(0.12)

Net Asset Value at End of Period	$8.21		$8.39

Total Return (A) (B)	(2.15)%		5.92%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$3,648		$2,204

Ratio of Expenses to Average Net Assets:
Before Reimbursement, Waiver or Recoupment of Expenses by Advisor	1.87	%(C)	1.88	%(C)
After Reimbursement, Waiver or Recoupment of Expenses by Advisor	1.90	%(C)	1.90	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement, Waiver or Recoupment of Expenses by Advisor	(1.87	)%(C)	(1.49	)%(C)
After Reimbursement, Waiver or Recoupment of Expenses by Advisor	(1.90	)%(C)	(1.51	)%(C)

Portfolio Turnover	0.97%		0.46%

(A)	Total Return Calculation Does Not Reflect Redemption Fee.
(B)	For Periods Of Less Than A Full Year, The Total Return is Not Annualized
(C)	Annualized
(D)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004
(E)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [66]

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2005 (unaudited)

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

FUND PROFILE:

Industries

(% of Net Assets)

Mid & Large Cap Value	30.47%
Fixed Income	29.26%
Small Cap Value	20.43%
Mid & Large Cap Growth	20.04%
Other Assets less Liabilities, Net	(0.20)%

100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [67]

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2005 (unaudited)

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 Through June 30, 2005
Actual - Class A	$1,000.00	$998.10	$5.70
Hypothetical - Class A (5% return before expenses)	1,000.00	1,019.25	5.76

Actual - Class B	$1,000.00	$994.00	$9.39
Hypothetical - Class B (5% return before expenses)	1,000.00	1,015.50	9.49

Actual - Class C	$1,000.00	$995.00	$9.40
Hypothetical - Class C (5% return before expenses)	1,000.00	1,015.50	9.49

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class B, and 1.90% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (0.19)% for Class A, (0.60)% for Class B, and (0.50)% for Class C for the six-month period of January 1, 2005, to June 30, 2005.

Timothy Plan Top Ten Holdings / Industries [68]

CONSERVATIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

MUTUAL FUNDS - 100.20%

number of shares		market value
1,172,255	Timothy Fixed Income Fund, Class A	$12,074,226
1,279,920	Timothy Large/Mid-Cap Growth Fund, Class A*	8,268,286
932,099	Timothy Large/Mid-Cap Value Fund, Class A*	12,574,021
580,565	Timothy Small Cap Value Fund, Class A*	8,429,801

	Total Mutual Funds (cost $37,851,515)	41,346,334

	TOTAL INVESTMENTS - 100.20% (identified cost $37,851,515)	41,346,334

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET (0.20)%	(82,105)

	NET ASSETS - 100.00%	$41,264,229

*	Non-income producing securities

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [69]

CONSERVATIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2005 (unaudited)

ASSETS
amount
Investments in Securities at Value (identified cost $37,851,515) [NOTE 1]	$41,346,334
Receivables:
Dividends	94,368
Interest	2
Fund Shares Sold	28,395
Prepaid Expenses	12,678

Total Assets	$41,481,777

LIABILITIES
amount
Accrued Advisory Fees	$19,366
Cash Overdraft	164,789
Accrued 12b-1 fees Class B	7,446
Accrued 12b-1 fees Class C	2,492
Payable for Fund Shares Redeemed	17,281
Accrued Expenses	6,174

Total Liabilities	$217,548

NET ASSETS
amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,467,683 shares outstanding)	$25,278,533
Net Asset Value and Redemption price Per Class A Share ($25,278,533 / 2,467,683 shares)	$10.24
Offering Price Per Share ($10.24 / 0.9475)	$10.81
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,205,343 shares outstanding)	$11,936,339
Net Asset Value and Offering Price Per Class B Share ($11,936,339 / 1,205,343 shares)	$9.90
Maximum Redemption Price Per Share ($9.90 x 0.95)	$9.41
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 408,272 shares outstanding)	$4,049,357
Net Asset Value and Offering Price Per Class C Share ($4,049,357 / 408,272 shares)	$9.92
Maximum Redemption Price Per Share ($9.92 x 0.99)	$9.82
Net Assets	$41,264,229

SOURCES OF NET ASSETS
amount
At June 30, 2005, Net Assets Consisted of:
Paid-in Capital	$37,870,914
Net Investment Loss	(92,344)
Accumulated Net Realized Loss on Investments	(9,160)
Net Unrealized Appreciation in Value of Investments	3,494,819

Net Assets	$41,264,229

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [70]

CONSERVATIVE GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (unaudited)

INVESTMENT INCOME
amount
Interest	$901
Dividends	191,118

Total Investment Income	192,019

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	127,722
Fund Accounting, Transfer Agency, & Administration Fees	48,633
12b-1 Fees (Class B = $45,606, Class C = $12,788) [NOTE 3]	58,394
Custodian Fees	2,638
Audit Fees	7,440
Registration Fees	14,294
Printing Expense	3,788
Legal Expense	5,858
Insurnace Expense	1,206
Miscellaneous Expense	11,513

Total Expenses	281,486

Expenses Recouped by Advisor [NOTE 3]	2,877

Total Net Expenses	284,363

Net Investment Loss	(92,344)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
amount
Net Realized Gain on Investments	10,317
Change in Unrealized Appreciation of Investments	(584)

Net Realized and Unrealized Gain on Investments	9,733

Net Decrease in Net Assets Resulting from Operations	$(82,611)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [71]

CONSERVATIVE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/05	year ended 12/31/04
	(unaudited)
Operations:
Net Investment Loss	$(92,344)	$(16,439)
Net Change in Unrealized Appreciation of Investments	(584)	1,516,378
Capital Gain Distributions From Other Investment Companies	—	615,658
Net Realized Gain on Investments	10,317	—

Net Increase (Decrease) in Net Assets (resulting from operations)	(82,611)	2,115,597

Distributions to shareholders:
Return of Capital
Class A	—	(72,996)
Class B	—	—
Class C	—	—
Capital Gains
Class A	—	(418,318)
Class B	—	(239,602)
Class C	—	(48,950)

Total Distributions	—	(779,866)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	4,202,601	8,749,338
Class B	144,882	1,925,154
Class C	1,595,311	2,587,613
Dividends Reinvested:
Class A	—	445,649
Class B	—	222,129
Class C	—	45,748
Dividends Redeemed:
Class A	(2,164,253)	(2,537,694)
Class B	(986,560)	(1,639,566)
Class C	(193,759)	(68,762)

Net Increase in Net Assets (resulting from capital share transactions)	2,598,222	9,729,609

Total Increase in Net Assets	2,515,611	11,065,340

Net Assets:
Beginning of Period	38,748,618	27,683,278

End of Period	$41,264,229	$38,748,618

Undistributed Net Investment Income	$(92,344)	$—

Shares of Capital Stock of the Fund Sold:
Shares Sold:
Class A	418,316	875,709
Class B	14,950	197,733
Class C	163,671	267,276
Shares Reinvested
Class A	—	43,436
Class B	—	22,302
Class C	—	4,589
Shares Redeemed:
Class A	(215,130)	(255,787)
Class B	(101,897)	(169,495)
Class C	(19,945)	(7,319)

Net Increase in Number of Shares Outstanding	259,965	978,444

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [72]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS A SHARES

	six months ended 06/30/05 (E)		year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.26		$9.85	$8.20	$9.43	$9.98	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	(0.01)		0.02	—	0.02	(0.01)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)		0.61	1.66	(1.25)	(0.53)	(0.04)

Total from Investment Operations	(0.02)		0.63	1.66	(1.23)	(0.54)	(0.02)

Less Distributions:
Dividends from Realized Gains	—		(0.19)	(0.01)	—	(0.01)	—
Dividends from Net Investment Income	—		—	—	— *	— *	—
Distributions from Paid-in-Capital	—		(0.03)	—	—	—	—

Total Distributions	—		(0.22)	(0.01)	—	(0.01)	—

Net Asset Value at End of Period	$10.24		$10.26	$9.85	$8.20	$9.43	$9.98

Total Return (A) (B)	(0.19)%		6.41%	20.22%	(13.03)%	(5.41)%	(0.20)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$25,279		$23,241	$15,765	$9,573	$5,787	$297

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.14	%(C)	1.14%	1.18%	1.38%	1.74%	9.91	%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.15	%(C)	1.15%	1.15%	1.20%	1.20%	1.20	%(C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	(0.16	)%(C)	0.27%	0.02%	0.06%	(0.17)%	(7.41	)%(C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	(0.17	)%(C)	0.26%	0.05%	0.24%	0.37%	1.30	%(C)

Portfolio Turnover	1.27%		0.00%	2.51%	0.00%	4.03%	0.56	%(C)

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.
(C)	Annualized.
(D)	For the period October 5, 2000 (Commencement of Operations) to December 31, 2000.
(E)	Unaudited.
*	Distribution was less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [73]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS B SHARES

	six months ended 06/30/05 (E)		year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	period ended 12/31/00 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.96		$9.60	$8.06	$9.33	$9.96	$10.00

Income from Investment Operations:
Net Investment Loss	(0.04)		(0.05)	(0.06)	(0.03)	(0.02)	—
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)		0.60	1.61	(1.24)	(0.60)	(0.04)

Total from Investment Operations	(0.06)		0.55	1.55	(1.27)	(0.62)	(0.04)

Less Distributions:
Dividends from Realized Gains	—		(0.19)	(0.01)	—	(0.01)	—
Dividends from Net Investment Income	—		—	—	— *	— *	—

Total Distributions	—		(0.19)	(0.01)	—	(0.01)	—

Net Asset Value at End of Period	$9.90		$9.96	$9.60	$8.06	$9.33	$9.96

Total Return (A) (B)	(0.60)%		5.72%	19.20%	(13.64)%	(6.23)%	(0.40)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$11,936		$12,870	$11,918	$7,846	$4,340	$481

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.89	%(C)	1.89%	1.94%	2.13%	2.70%	10.66	%(C)
After Reimbursement and Waiver of Expenses by Advisor	1.90	%(C)	1.90%	1.90%	1.95%	1.95%	1.95	%(C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(0.91	)%(C)	(0.48)%	(0.76)%	(0.67)%	(1.19)%	(8.16	)%(C)
After Reimbursement and Waiver of Expenses by Advisor	(0.92	)%(C)	(0.49)%	(0.72)%	(0.49)%	(0.44)%	0.55	%(C)

Portfolio Turnover	1.27%		0.00%	2.51%	0.00%	4.03%	0.56%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.
(C)	Annualized.
(D)	For the period October 9, 2000 (Commencement of Operations) to December 31, 2000.
(E)	Unaudited.
*	Distribution was less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [74]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS C SHARES

	six months ended 06/30/05 (E)		period ended 12/31/04 (D)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.97		$9.69

Income from Investment Operations:
Net Investment Loss	(0.04)		(0.02)
Net Realized and Unrealized Gain on Investments	(0.01)		0.49

Total from Investment Operations	(0.05)		0.47

Less Distributions:
Dividends from Realized Gains	—		(0.19)
Dividends from Net Investment Income	—		—

Total Distributions	—		(0.19)

Net Asset Value at End of Period	$9.92		$9.97

Total Return (A) (B)	(0.50)%		4.84%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$4,049		$2,638

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.89	%(C)	1.89	%(C)
After Reimbursement and Waiver of Expenses by Advisor	1.90	%(C)	1.90	%(C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(0.91	)%(C)	(0.48	)%(C)
After Reimbursement and Waiver of Expenses by Advisor	(0.92	)%(C)	(0.49	)%(C)

Portfolio Turnover	1.27%		0.00%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.
(C)	Annualized.
(D)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(E)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [75]

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2005 (unaudited)

TIMOTHY PLAN MONEY MARKET FUND

FUND PROFILE:

Top Ten Holdings
(% of Net Assets)

Federal Home Loan Bank, 2.801%, 07/14/2005	16.32%
Federal Home Loan Bank, 2.480%, 07/06/2005	14.00%
Federal Home Loan Bank, 2.877%, 07/20/2005	11.65%
Federal Home Loan Bank, 3.071%, 08/02/2005	11.63%
Federal Home Loan Bank, 3.143%, 08/12/2005	11.62%
Federal Home Loan Bank, 3.253%, 08/24/2005	11.60%
Federal Home Loan Bank, 2.929%, 07/22/2005	9.32%
Federal Home Loan Bank, 2.928%, 07/27/2005	6.99%
Federal Home Loan Bank, 3.191%, 08/16/2005	4.65%

97.78%

Industries
(% of Net Assets)

Government	97.78%
Other Assets less Liabilities, Net	2.22%

100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [76]

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2005 (unaudited)

TIMOTHY PLAN MONEY MARKET FUND

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 Through June 30, 2005
Actual	$1,000.00	$1,011.00	$2.24
Hypothetical - (5% return before expenses)	1,000.00	1,022.75	2.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.45%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 1.10% for the six-month period of January 1, 2005, to June 30, 2005.

Timothy Plan Top Ten Holdings / Industries [77]

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

SHORT TERM INVESTMENTS - 100.05%

par value		market value
	Government Agencies - 97.78%
$600,000	Federal Home Loan Bank, 2.480%, 07/06/2005	$599,756
700,000	Federal Home Loan Bank, 2.801%, 07/14/2005	699,249
500,000	Federal Home Loan Bank, 2.877%, 07/20/2005	499,214
400,000	Federal Home Loan Bank, 2.929%, 07/22/2005	399,295
300,000	Federal Home Loan Bank, 2.928%, 07/27/2005	299,352
500,000	Federal Home Loan Bank, 3.071%, 08/03/2005	498,575
500,000	Federal Home Loan Bank, 3.143%, 08/12/2005	498,157
200,000	Federal Home Loan Bank, 3.191%, 08/16/2005	199,182
500,000	Federal Home Loan Bank, 3.253%, 08/24/2005	497,562

	Total Government Agencies (amortized cost $4,190,342)	4,190,342

	Money Market Instruments - 2.27%
69,925	Federated Cash Trust Series II Treasury, 1.58%, (a)	69,925
27,194	First American Treasury Obligation Fund Class A, 1.67%, (a)	27,194

	Total Money Market Instruments (cost $97,119)	97,119

	TOTAL INVESTMENTS - 100.05% (identified cost $4,287,461)	4,287,461

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.05%)	(2,238)

	NET ASSETS - 100.00%	$4,285,223

(a)	Variable rate security; the rate shown represents the rate at June 30, 2005

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [78]

MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES As of June 30, 2005 (unaudited)
ASSETS
amount
Investments in Securities at Value (identified cost $4,287,461) [NOTE 1]	$4,287,461
Receivables:
Interest	285
Fund Shares Sold	16,270
Prepaid Expenses	1,863

Total Assets	$4,305,879

LIABILITIES
amount
Accrued Advisory Fees	$2,650
Payable for Fund Shares Redeemed	1,161
Distribution Payable	15,888
Accrued Expenses	957

Total Liabilities	$20,656

NET ASSETS
amount
Net Assets	$4,285,223

Shares of Capital Stock Outstanding (par value $0.001, unlimited shares authorized)	4,285,016
Net Asset Value, Offering and Redemption Price Per Share ($4,285,223 / 4,285,016 shares)	$1.00
SOURCES OF NET ASSETS
amount
At June 30, 2005, Net Assets Consisted of:
Paid-in Capital	$4,285,090
Accumulated Undistributed Net Investment Income	491
Accumulated Net Realized Loss on Investments	(358)

Net Assets	$4,285,223

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [79]

MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2005 (unaudited)

INVESTMENT INCOME

amount
Interest	$58,504

Total Investment Income	58,504

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	13,177
Fund Accounting, Transfer Agency, & Administration Fees	5,436
Custodian Fees	1,383
Audit Fees	832
Registration Fees	1,897
Printing Expense	420
Legal Expense	663
Insurnace Expense	127
Miscellaneous Expense	1,186

Total Expenses	25,121
Expenses Waived and Reimbursed by Advisor [NOTE 3]	(15,244)

Total Net Expenses	9,877

Net Investment Income	48,627

REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS

amount
Net Realized Loss on Investments	(162)

Net Increase in Net Assets Resulting from Operations	$48,465

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [80]

MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
INCREASE IN NET ASSETS
	six months ended 06/30/05	year ended 12/31/04
	(unaudited)
Operations:
Net Investment Income	$48,627	$35,778
Net Realized Gains (Losses) on Investments	(162)	—

Net Increase in Net Assets (resulting from operations)	48,465	35,778

Distributions to Shareholders:
From Net Investment Income	(49,764)	(34,361)

Capital Share Transactions:
Proceeds from Shares Sold	3,938,031	3,265,872
Dividends Reinvested	—	29,317
Cost of Shares Redeemed	(3,349,727)	(3,152,395)

Net Increase in Net Assets (resulting from capital share transactions)	588,304	142,794

Total Increase in Net Assets	587,005	144,211

Net Assets:
Beginning of Period	3,698,218	3,554,007

End of Period
	$4,285,223	$3,698,218

Undistributed Net Investment Income	$491	$1,629

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	3,938,031	3,265,872
Shares Reinvested	—	29,317
Shares Redeemed	(3,349,727)	(3,152,395)

Net Increase in Number of Shares Outstanding	588,304	142,794

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [81]

MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

MONEY MARKET FUND
	six months ended 06/30/05 (C)		year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01	year ended 12/31/00
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	0.01		0.01	0.01	0.01	0.03	0.05

Total from Investment Operations	0.01		0.01	0.01	0.01	0.03	0.05

Less Distributions:
Dividends from Realized Gains	—		—	—	—	—	—
Dividends from Net Investment Income	(0.01)		(0.01)	(0.01)	(0.01)	(0.03)	(0.05)

Total Distributions	(0.01)		(0.01)	(0.01)	(0.01)	(0.03)	(0.05)

Net Asset Value at End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (A)	1.10%		0.97%	0.59%	0.80%	3.34%	5.34%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$4,285		$3,698	$3,554	$3,544	$2,774	$1,403

Ratio of Expenses to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.15	%(B)	1.20%	1.40%	1.85%	2.33%	4.53%
After Reimbursement of Expenses by Advisor	0.45	%(B)	0.25%	0.48%	0.85%	0.73%	0.85%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement of Expenses by Advisor	1.57	%(B)	0.07%	(0.36)%	(0.22)%	1.45%	1.58%
After Reimbursement of Expenses by Advisor	2.27	%(B)	1.02%	0.56%	0.78%	3.05%	5.25%

(A)	Not Annualized.
(B)	Annualized.
(C)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [82]

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2005 (unaudited)

TIMOTHY PLAN PATRIOT FUND

FUND PROFILE:

Top Ten Holdings
(% of Net Assets)

Comstock Resources, Inc.	4.45%
CommScope, Inc.	4.32%
Jacuzzi Brands, Inc.	4.02%
Commercial Capital Bancorp, Inc.	3.86%
Adesa, Inc.	3.52%
NBTY, Inc.	3.44%
Charles River Laboratories, Inc.	3.34%
Hughes Supply, Inc.	3.24%
Lennox International, Inc.	3.12%
PMI Group, Inc.	2.92%

36.23%

Industries
(% of Net Assets)

Industrial	16.30%
Financial	15.84%
Consumer, Non-cyclical	10.95%
Consumer, Cyclical	10.95%
Energy	8.63%
Communications	6.69%
Technology	4.89%
Healthcare	3.34%
Other Assets less Liabilities, Net	22.41%

100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [83]

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2005 (unaudited)

TIMOTHY PLAN PATRIOT FUND

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 Through June 30, 2005
Actual - Class A	$1,000.00	$960.10	$7.78
Hypothetical - Class A (5% return before expenses)	1,000.00	1,017.09	8.00

Actual - Class C	$1,000.00	$956.10	$11.40
Hypothetical - Class C (5% return before expenses)	1,000.00	1,013.32	11.73

*	Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Class A and 2.35% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (3.99)% for Class A and (4.39)% for Class C for the six-month period of January 1, 2005, to June 30, 2005.

Timothy Plan Top Ten Holdings / Industries [84]

PATRIOT FUND

SCHEDULE OF INVESTMENTS As of June 30, 2005 (unaudited)
COMMON STOCKS - 77.59%
number of shares		market value
	AIR DELIVERY & FREIGHT SERVICES - 0.72%
500	Hub Group, Inc.*	$12,525

	AUCTION HOUSE/ART DEALER - 3.52%
2,800	Adesa, Inc.	60,956

	BUILDING - MOBILE HOME/MANUFACTURED HOUSING - 0.98%
1,700	Champion Enterprises, Inc.*	16,898

	BUILDING PRODUCTS - AIR & HEATING - 3.12%
2,550	Lennox International, Inc.	53,984

	CIRCUIT BOARDS - 1.45%
3,300	TTM Technologies, Inc.*	25,113

	COMMERCIAL BANKS - EASTERN US - 0.69%
350	Capital Crossing Bank*	11,935

	COMMERCIAL SERVICES - FINANCE - 2.04%
1,700	Interactive Data Corp.*	35,326

	DATA PROCESSING/MANAGEMENT - 0.99%
900	MoneyGram International, Inc.	17,208

	DISTRIBUTION/WHOLESALE - 6.49%
2,000	Hughes Supply, Inc.	56,200
200	Scansource, Inc.*	8,588
1,300	Tech Data Corp.*	47,593

		112,381

	DIVERSIFIED MANUFACTURING OPERATIONS - 5.38%
1,500	Federal Signal Corp.	23,400
6,500	Jacuzzi Brands, Inc.*	69,745

		93,145

	E-COMMERCE/PRODUCTS - 1.22%
3,000	1-800-Flowers.Com, Inc.*	21,120

	ELECTRONIC COMPONENTS - 1.76%
1,000	Benchmark Electronics, Inc.*	30,420

	ENGINEERING/R&D SERVICES - 1.51%
700	URS Corp.*	26,145

	FINANCIAL GUARANTEE INSURANCE - 2.92%
1,300	PMI Group, Inc.	50,674

	INDUSTRIAL AUTOMATION/ROBOTICS - 1.38%
900	Unova, Inc*	23,967

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [85]

PATRIOT FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2005 (unaudited)

COMMON STOCKS - 77.59% (cont.)

number of shares		market value
	INVESTMENT COMPANIES - 1.87%
1,900	MCG Capital Corp.	$32,452

	MEDICAL - BIOMEDICAL/GENETICS - 3.85%
150	Bio-Rad Laboratories, Inc.*	8,881
1,200	Charles River Laboratories International, Inc.*	57,900

		66,781

	MEDICAL - DRUGS - 0.82%
850	K-V Pharmaceutical Co,*	14,238

	MEDICAL INFORMATION SYSTEMS - 1.59%
2,000	Dendrite International, Inc.*	27,600

	OIL - EXPLORATION & PRODUCTION - 8.63%
3,050	Comstock Resources, Inc.*	77,134
1,500	Energy Partners Ltd*	39,315
925	Swift Energy Corp.*	33,134

		149,583

	PUBLISHING - BOOKS - 1.15%
500	John Wiley & Sons, Inc.	19,865

	REITS - DIVERSIFIED - 1.73%
1,600	Crescent Real Estate Equities Trust	30,000

	REITS - HOTELS - 2.29%
3,800	Highland Hospitality Corp.	39,710

	REITS - MORTGAGE - 2.38%
4,250	Aames Investment Corp.	41,310

	RETAIL - APPAREL/SHOE - 0.50%
200	Stage Stores, Inc.*	8,720

	RETAIL - RESTAURANTS - 2.98%
1,000	Brinker International, Inc.*	40,050
300	CBRL Group, Inc.	11,658

		51,708

	S&L/THRIFTS - 3.86%
4,000	Commercial Capital Bancorp, Inc.	66,840

	SEMICONDUCTOR EQUIPMENT - 2.30%
3,200	Axcelis, Inc.*	21,952
2,500	Mattson Technology, Inc.*	17,900

		39,852

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [86]

PATRIOT FUND

SCHEDULE OF INVESTMENTS As of June 30, 2005 (unaudited)
COMMON STOCKS - 77.59% (cont.)
number of shares		market value
	TELECOMMUNICATIONS EQUIPMENT - 4.32%
4,300	Commscope, Inc.*	$74,863

	VITAMINS & NUTRITION PRODUCTS - 3.44%
2,300	NBTY, Inc.*	59,662

	WIRE & CABLE PRODUCTS - 1.71%
1,400	Belden CDT, Inc.	29,680

	Total Common Stocks (cost $1,267,994)	1,344,661

SHORT-TERM INVESTMENTS - 3.58%
number of shares		market value
62,000	First American Treasury Obligations Fund Class A	62,000

	Total Short-Term Investments (cost $62,000)	62,000

	TOTAL INVESTMENTS - 81.17% (identified cost $1,329,994)	1,406,661

	OTHER ASSETS AND LIABILITIES, NET - 18.83%	326,218

	NET ASSETS - 100.00%	$1,732,879

*	Non-income producing securities

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [87]

PATRIOT FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2005 (unaudited)

ASSETS
amount
Investments in Securities at Value (identified cost $1,329,994) [NOTE 1]	$1,406,661
Cash	308,270
Receivables:
Interest	77
Dividends	2,392
Fund Shares Sold	20,607
Securities Sold	18,978
Prepaid Expenses	1,858
Fund Share Commissions Receivable from Advisor	287

Total Assets	$1,759,130

LIABILITIES
amount
Accrued Advisory Fee	$261
Accrued 12b-1 Fee Class A	248
Accrued 12b-1 Fee Class C	356
Payable for Investment Securities Purchased	24,350
Accrued Expenses	1,036

Total Liabilities	$26,251

NET ASSETS
amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 128,510 shares outstanding)	$1,298,878
Net Asset Value and Redemption Price Per Class A Share ($1,298,878 / 128,510 shares)	$10.11
Offering Price Per Share ($10.11 / 0.9475)	$10.67
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 43,282 shares outstanding)	$434,001
Net Asset Value and Offering Price Per Class C Share ($434,001 / 43,282 shares)	$10.03
Maximum Redemption Price Per Class C Share ($10.03 x 0.99 )	$9.93

Net Assets	$1,732,879

SOURCES OF NET ASSETS
amount
At June 30, 2005, Net Assets Consisted of:
Paid-in Capital	$1,702,132
Undistributed Net Investment Loss	(3,950)
Accumulated Net Realized Loss on Investments	(41,969)
Net Unrealized Appreciation in Value of Investments	76,666

Net Assets	$1,732,879

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [88]

PATRIOT FUND

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (unaudited)

INVESTMENT INCOME
amount
Interest	$392
Dividends	7,093

Total Investment Income	7,485

EXPENSES
amount
Investment Advisory Fees [NOTE 3]	5,381
Fund Accounting, Transfer Agency, & Administration Fees	1,565
12b-1 Fees (Class A = $1,148, Class C = $1,305) [NOTE 3]	2,453
Service Fees (Class C) [NOTE 3]	435
Custodian Fees	1,552
Audit Fees	239
Registration Fees	834
Printing Expense	132
Legal Expense	192
Insurnace Expense	32
Miscellaneous Expense	1,099

Total Expenses	13,914

Expenses Waived and Reimbursed by Advisor [NOTE 3]	(2,479)

Total Net Expenses	11,435

Net Investment Loss	(3,950)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount
Net Realized Loss on Investments	(40,111)
Change in Unrealized Appreciation of Investments	15,014

Net Realized and Unrealized Loss on Investments	(25,097)

Net Decrease in Net Assets Resulting from Operations	$(29,047)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [89]

PATRIOT FUND

STATEMENT OF CHANGES IN NET ASSETS INCREASE (DECREASE) IN NET ASSETS
	six months ended 06/30/05	period ended 12/31/04 (A)
	(unaudited)
Operations:
Net Investment Loss	$(3,950)	$(2,958)
Net Realized Loss on Investments	(40,111)	(1,858)
Net Change in Unrealized Appreciation of Investments	15,014	61,652

Net Increase (Decrease) in Net Assets (resulting from operations)	(29,047)	56,836

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	690,278	652,989
Class C	169,927	264,536
Cost of Shares Redeemed:
Class A	(54,820)	(8,343)
Class C	(6,074)	(3,403)

Net Increase in Net Assets (resulting from capital share transactions)	799,311	905,779

Total Increase in Net Assets	770,264	962,615

Net Assets:
Beginning of Period	962,615	—

End of Period	$1,732,879	$962,615

Undistributed Net Investment Income	$(3,950)	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	69,228	65,661
Class C	17,236	26,991
Shares Redeemed:
Class A	(5,562)	(816)
Class C	(606)	(338)

Net Increase in Number of Shares Outstanding	80,296	91,498

(A)	For the period May 5, 2004 (commencement of operations) to December 31, 2004.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [90]

PATRIOT FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

PATRIOT FUND - CLASS A SHARES

	six months ended 06/30/05 (E)		period ended 12/31/04 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.53		$10.00

Income from Investment Operations:
Net Investment Loss	(0.02)		(0.03)
Net Realized and Unrealized Gain on Investments	(0.40)		0.56

Total from Investment Operations	(0.42)		0.53

Net Asset Value at End of Period	$10.11		$10.53

Total Return (A) (D)	(3.99)%		5.30%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,299		$683

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.99	%(C)	5.00	%(C)
After Reimbursement and Waiver of Expenses by Advisor	1.60	%(C)	1.60	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(0.81	)%(C)	(4.11	)%(C)
After Reimbursement and Waiver of Expenses by Advisor	(0.42	)%(C)	(0.71	)%(C)

Portfolio Turnover	31.25%		20.76%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For the period May 5, 2004 (commencement of operations) to December 31, 2004.
(C)	Annualized.
(D)	For periods of less than a full year, the total return is not annualized.
(E)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [91]

PATRIOT FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

PATRIOT FUND - CLASS C SHARES

	six months ended 06/30/05 (E)		period ended 12/31/04 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.49		$10.00

Income from Investment Operations:
Net Investment Loss	(0.06)		(0.05)
Net Realized and Unrealized Gain on Investments	(0.40)		0.54

Total from Investment Operations	(0.46)		0.49

Net Asset Value at End of Period	$10.03		$10.49

Total Return (A) (D)	(4.39)%		4.90%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$434		$280

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	2.74	%(C)	5.75	%(C)
After Reimbursement and Waiver of Expenses by Advisor	2.35	%(C)	2.35	%(C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(1.17	)%(C)	(4.86	)%(C)
After Reimbursement and Waiver of Expenses by Advisor	(1.56	)%(C)	(1.46	)%(C)

Portfolio Turnover	31.25%		20.76%

(A)	Total Return Calculation Does Not Reflect Sales Load.
(B)	For the period May 5, 2004 (commencement of operations) to December 31, 2004.
(C)	Annualized.
(D)	For periods of less than a full year, the total return is not annualized.
(E)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [92]

NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Note 1 – Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust currently consists of twelve series. These financials include the following nine series: The Timothy Plan Aggressive Growth Fund, The Timothy Plan Conservative Growth Fund, The Timothy Plan Fixed Income Fund, The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Growth Fund, The Timothy Plan Large/Mid-Cap Value Fund, The Timothy Plan Money Market Fund, The Timothy Plan Patriot Fund, and The Timothy Plan Strategic Growth Fund, (“the Funds”).

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in US common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Advisor believes show a high probability for superior growth.

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds: approximately 15%-20% of its net assets in the Timothy Plan Small-Cap Value Fund; approximately 25%-30% of its net assets in the Timothy Plan Large/Mid-Cap Value Fund; approximately 15%-20% of its net assets in the Timothy Plan Large/Mid-Cap Growth Fund; and approximately 25%-30% in the Timothy Plan Fixed Income Fund.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its goal, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities and preferred securities. The Fund will only purchase high quality securities.

The Timothy Plan Small-Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in at least 80% in U.S. small-cap stocks.

The Timothy Plan Large/Mid-Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in US common stocks with market capitalizations in excess of $ billion.

The Timothy Plan Large/Mid-Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its objectives by primarily investing in U.S. common stocks. The Fund will invest in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Money Market Fund seeks to generate a high level of current income consistent with the preservation of capital. To achieve its goal, the Fund normally invests in short-term debt instruments, such as obligations of the U.S. Government and its agencies, certificates of deposit, banker’s acceptances, commercial paper and short-term corporate notes.

The Timothy Plan Patriot Fund’s investment objective is long-term capital growth. The Fund seeks to achieve its objective by primarily investing in common stocks. The Fund will invest in the common stock of companies who seek out and invest in products and services representing the core strengths of America’s economy.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds: approximately 15%-20% of its net assets in the Timothy Plan Small-Cap Value Fund; approximately 20%-25%

Timothy Plan Notes to Financial Statements [93]

NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

of its net assets in the Timothy Plan Large/Mid-Cap Value Fund; approximately 30%-35% of its net assets in the Timothy Plan Large/Mid-Cap Growth Fund; and approximately 15%-20% in the Timothy Plan Aggressive Growth Fund.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation

Investments in securities traded on a national securities exchange are valued at the NASDAQ official closing price on the last business day of the period. Securities for which quotations are not available are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

B. Investment Income and Securities Transactions

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily. The Timothy Plan Small-Cap Value Fund and The Timothy Plan Large/Mid-Cap Value Fund have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.

C. Net Asset Value Per Share

Net asset value per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. Net Asset Value is calculated separately for each class of the following Funds, The Timothy Plan Aggressive Growth Fund, The Timothy Plan Conservative Growth Fund, The Timothy Plan Fixed Income Fund, The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Growth Fund, The Timothy Plan Large/Mid-Cap Value Fund, The Timothy Plan Patriot Fund, and The Timothy Plan Strategic Growth Fund. The asset value of the classes may differ because of different fees and expenses charged to each class.

D. Classes

Class specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

E. Use of Estimates

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Federal Income Taxes

It is the policy of the Funds to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Timothy Plan Notes to Financial Statements [94]

NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Note 2 – Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended June 30, 2005:

funds	purchases	sales
Agggressive Growth Fund	$7,639,672	$9,185,537
Conservative Growth Fund	$—	$—
Fixed Income Fund	$9,076,046	$5,353,077
Large/Mid-Cap Growth Fund	$11,215,212	$8,377,124
Large/Mid-Cap Value Fund	$60,668,436	$56,356,949
Patriot Fund	$977,813	$303,194
Small-Cap Value Fund	$18,114,644	$18,469,847
Strategic Growth Fund	$—	$—

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, LTD., (“TPL”) is the investment advisor for the Funds pursuant to an investment advisory agreement (the “Agreement”) effective February 27, 2004. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the Timothy Plan Aggressive Growth, Timothy Plan Small-Cap Value, Timothy Plan Large/Mid-Cap Growth, Timothy Plan Large/Mid-Cap Value Funds, and Timothy Plan Patriot Fund; 0.60% of the average daily net assets of the Timothy Plan Fixed Income and Timothy Plan Money Market Funds; and 0.65% of the average daily net assets of the Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds. TPL has voluntarily agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit the Funds’ aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses to 0.85% for the Timothy Plan Money Market Fund and to the specified percentages listed below for each class of shares:

funds	Class A	Class B	Class C
Agggressive Growth Fund	1.60%	2.35%	2.35%
Conservative Growth Fund	1.15%	1.90%	1.90%
Fixed Income Fund	1.35%	2.10%	2.10%
Large/Mid-Cap Growth Fund	1.60%	2.35%	2.35%
Large/Mid-Cap Value Fund	N/A	N/A	N/A
Patriot Fund	1.60%	N/A	2.35%
Small-Cap Value Fund	N/A	N/A	N/A
Strategic Growth Fund	1.15%	1.90%	1.90%

Timothy Plan Notes to Financial Statements [95]

NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

For the six months ended June 30, 2005, TPL waived and reimbursed the Funds as follows:

funds	waivers and reimbursements (recoupments)
Agggressive Growth Fund	$(871)
Conservative Growth Fund	$(2,877)
Fixed Income Fund	$(4,256)
Large/Mid-Cap Growth Fund	$(7,556)
Large/Mid-Cap Value Fund	$—
Money Market Fund	$15,244
Patriot Fund	$2,479
Small-Cap Value Fund	$—
Strategic Growth Fund	$(6,789)

For the Timothy Plan Aggressive Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Fixed Income Fund, Timothy Plan Large/Mid-Cap Growth Fund, Timothy Plan Money Market Fund, Timothy Patriot Fund and Timothy Plan Strategic Growth Fund; the Funds have agreed to repay these expenses within the following three years provided the Funds are able to effect such reimbursements and remain in compliance with applicable limitations.

At June 30, 2005, the cumulative amounts available for reimbursement that has been paid and/or waived by the Advisor on behalf of the Funds are as follows:

funds
Agggressive Growth Fund	$74,853
Conservative Growth Fund	$30,482
Fixed Income Fund	$49,202
Large/Mid-Cap Growth Fund	$24,022
Money Market Fund	$115,502
Patriot Fund	$13,732
Strategic Growth Fund	$11,201

At June 30, 2005, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

	December 31,
funds	2005	2006	2007	2008
Aggressive Growth Fund	$48,341	$18,414	$8,098	$—
Conservative Growth Fund	$23,401	$7,081	$—	$—
Fixed Income Fund	$34,978	$14,224	$—	$—
Large/Mid-Cap Growth Fund	$19,085	$4,937	$—	$—
Money Market Fund	$33,176	$33,904	$33,178	$15,244
Patriot Fund	$—	$—	$11,253	$2,479
Strategic Growth Fund	$6,920	$4,281	$—	$—

The Timothy Plan Aggressive Growth, Timothy Plan Fixed Income, Timothy Plan Large/Mid-Cap Growth, Timothy Plan Large/Mid-Cap Value, Timothy Plan Small-Cap Value, and Timothy Plan Patriot have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans

Timothy Plan Notes to Financial Statements [96]

NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

provide that the Fund will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class B and C Plans, the Fund will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares.

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Fund will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class B and C Plans, the Fund will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares. For the six months ended June 30, 2005, the Funds paid TPL under the terms of the Plan as follows.

funds	distribution costs	service fees
Aggressive Growth Fund	$27,343	$2,695
Conservative Growth Fund	$58,394	$—
Fixed Income Fund	$47,415	$5,911
Large/Mid-Cap Growth Fund	$60,574	$4,290
Large/Mid-Cap Value Fund	$82,738	$8,979
Patriot Fund	$2,453	$435
Small-Cap Value Fund	$121,966	$22,984
Strategic Growth Fund	$75,674	$—

Note 4 – Unrealized Appreciation (Depreciation)

At June 30, 2005, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	app	dep	net app. /dep.
Aggressive Growth Fund	$15,641,874	$2,785,227	$(278,439)	$2,506,788
Conservative Growth Fund	$37,851,515	$4,017,727	$(522,908)	$3,494,819
Fixed Income Fund	$29,065,851	$494,179	$(142,068)	$352,111
Large/Mid-Cap Growth Fund	$49,517,501	$5,637,028	$(2,210,786)	$3,426,242
Large/Mid-Cap Value Fund	$51,071,407	$4,103,034	$(1,564,226)	$2,538,808
Patriot Fund	$1,329,994	$113,315	$(36,649)	$76,666
Money Market Fund	$4,287,461	N/A	N/A	N/A
Small-Cap Value Fund	$54,766,916	$9,906,528	$(1,825,690)	$8,080,838
Strategic Growth Fund	$39,463,545	$4,594,595	$(1,088,661)	$3,505,934

Timothy Plan Notes to Financial Statements [97]

NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Note 5 – Distributions to Shareholders

The tax character of distributions paid during 2004 and 2003 were as follows:

	Aggressive Growth Fund	Conservative Growth Fund	Fixed Income Fund	Large/Mid-Cap Growth Fund
2004
Ordinary Income	$—	$—	$801,762	$—
Long-term Capital Gains	—	706,870	—	—
Return of Capital	—	72,996	—	—

	$—	$779,866	$801,762	$—

2003
Ordinary Income	$—	$—	$661,331	$—
Long-term Capital Gains	—	21,889	231,862	—

	$—	$21,889	$893,193	$—

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$—	$—	$—	$—
Undistributed Long-term Capital Gains	—	—	—	—
Post-October Losses*	—	—	—	—
Capital Loss Carryforward	(898,695)	—	(46,589)	(2,827,787)
Unrealized Appreciation	3,395,028	3,475,926	570,954	4,866,852

	$2,496,333	$3,475,926	$524,365	$2,039,065

The tax character of distributions paid during 2004 and 2003 were as follows:

	Large/Mid-Cap Value Fund	Money Market Fund	Patriot Fund	Small-Cap Value Fund	Strategic Growth Fund
2004
Ordinary Income	$—	$34,361	$—	$1,104,804	$—
Long-term Capital Gains	—	—	—	5,291,799	559,576

	$—	$34,361	$—	$6,396,603	$559,576

2003
Ordinary Income	$—	$20,720	$—	$—	$—
Long-term Capital Gains	—	—	—	—	—

	$—	$20,720	$—	$—	$—

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$—	$1,629	$—	$15,371	$—
Undistributed Long-term Capital Gains	—	—	—	—	1,597
Post-October Loss*	—	(197)	—	—	—
Capital Loss Carryforward	(2,632,664)	—	(1,858)	—	—
Unrealized Appreciation	10,648,260	—	61,652	18,832,859	4,049,440

	$8,015,596	$1,432	$59,794	$18,848,230	$4,051,037

*	For U.S. federal income tax purposes, net realized capital losses from investments incurred after October 31, 2004, within the prior fiscal year are deemed to arise on the first day of the current fiscal year.

Timothy Plan Notes to Financial Statements [98]

NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

The components of net assets are estimated because final tax characteristics cannot be determined until fiscal year end.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2004, primarily attributable to certain net operating losses, which for tax purposes are not available to offset future income, were reclassified to the following accounts:

	ordinary income	realized gain/(loss)	paid-in-capital
Agggressive Growth Fund	$209,707	$—	$(209,707)
Conservative Growth Fund	$16,439	$—	$(16,439)
Fixed Income Fund	$7,576	$—	$(7,576)
Large/Mid-Cap Growth Fund	$342,542	$—	$(342,542)
Large/Mid-Cap Value Fund	$92,070	$—	$(92,070)
Money Market Fund	$—	$—	$—
Patriot Fund	$2,958	$—	$(2,958)
Small-Cap Value Fund	$316,368	$(316,368)	$—
Strategic Growth Fund	$406,157	$—	$(406,157)

Note 6 – Capital Loss Carryforwards

	loss carryforward	year expiring
Aggressive Growth Fund	$861,710	2010
	36,985	2012
Fixed Income	$46,589	2012
Money Market	$197	2012
Large/Mid-Cap Growth Fund	$2,135,703	2010
	692,084	2011
Large/Mid-Cap Value Fund	$141,935	2009
	82,427	2010
	2,058,444	2011
	349,858	2012

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Timothy Plan Notes to Financial Statements [99]

NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Note 7 – Acquisition of Noah Fund

On June 13th, 2005, The Timothy Plan Large-Mid Cap Growth Fund (the “Timothy Fund”) acquired substantially all of the assets and liabilities of the NOAH Fund Equity Portfolio (the “Noah Fund”) under an Agreement and Plan of Reorganization (the “Reorganization”) approved by the Noah Fund shareholders on May 18, 2005. The acquisition was accomplished by a tax-free exchange of 1,269,274 shares of Timothy Plan Large Mid-Cap Growth (valued at $8,201,589) for the 586,844 shares of the Noah Fund outstanding on June 10, 2005. The Noah Fund’s net assets at that date ($8,201,589), including $187,426 of unrealized appreciation, were combined with those of the Timothy Plan Large/Mid Cap Growth Fund The aggregate net assets of the Timothy Plan Large/Mid Growth Fund and the Noah Fund immediately before the acquisition were $43,141,340 and $8,201,589, respectively. After the Reorganization was completed, the Timothy Fund held all of the portfolio holdings previously held by the NOAH Fund, including many holdings that appear on the Timothy Fund screen list. Under applicable Internal Revenue Service (“IRS”) rules and regulations, the Timothy Fund is required to hold a certain percentage of Noah Fund portfolio holdings for a prescribed period of time. Because of this holding requirement, the Timothy Fund was able to immediately liquidate all but two violating companies, Cisco and Dell, that appear on the Timothy Fund screen list. The Timothy Fund will liquidate these two companies immediately upon the expiration of the IRS holding period.

Note 8 – Board Approval of Advisory and Sub-Advisory Agreements

The latest continuance of the Advisory Agreement with Timothy Partners, Ltd. (“TPL”) was approved by the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 25, 2004. The Trust’s Board of Trustees considered the factors described below prior to approving the Agreement.

The Trustees, including the Independent Trustees, noted the Adviser’s experience incorporating and implementing the unique, Biblically-based management style that is a stated objective as set forth in the Funds’ prospectus. Also considered was TPL’s agreement to waive fees and/or reimburse fund expenses for the Aggressive Growth Fund, the Large/Mid-Cap Growth Fund, and the Fixed-Income Fund through April 30, 2006 to maintain total annual operating expenses at 1.60%, 1.60%, and 1.35%, respectively, of the applicable Fund’s Class A shares’ average daily net assets, and at 2.35%, 2.35%, and 2.10%, respectively, of the applicable Fund’s Class C shares’ average daily net assets, 0.85% for the Money Market Fund through April 30, 2006, and the Small-Cap Variable Series at 1.20% through April 30, 2006. An additional consideration was TPL’s agreement to waive fees and/or reimburse fund expenses for the Patriot Fund through April 30, 2007 to maintain total annual operating expenses at 1.60% for the Class A shares and at 2.35% for the Class C shares’ average daily net assets.

To further assist the Board in making its determination as to whether the Advisory Agreement should be renewed, the Board requested and received the following information: a description of the Adviser’s business and any personnel changes, a description of the compensation received by the Adviser from the Funds, information relating to the Adviser’s policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Adviser or its personnel. In addition, the Board requested and received audited financial statements of the Adviser for its fiscal year ended December 31, 2004. The Board also received a report from the Adviser relating to the fees charged by the Adviser, both as an aggregate and in relation to fees charged by other advisers to similar funds. The materials prepared by the Adviser were provided to the Trustees in advance of the meeting.

The Board considered the fees charged by the Adviser in light of the services provided to the Funds by the Adviser, the unique nature of the Funds and their moral screening requirements, which are maintained by the Adviser, and the Adviser’s role as a “manager of managers”. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by the Adviser were fair and reasonable in light of the services provided to the Funds. The Board also discussed the nature, extent and quality of the Adviser’s services to the

Timothy Plan Notes to Financial Statements [100]

NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Fund. In particular, the Board noted with approval the Adviser’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed the Adviser’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board noted that the Adviser currently is paid a flat rate on all Fund assets, and as the Funds grow, that rate structure may need to be revisited and a “breakpoint” structure imposed. However, the Board also noted that the Adviser had been subsidizing the Funds’ operations since their inception at significant expense to the Adviser, and that any future restructuring of the Advisory Agreement fee rates would be undertaken recognizing the need to insure that the Adviser’s contributions to the Funds were balanced with the interests of the Funds then current shareholders. The Board next considered the investment performance of each Fund and the Adviser’s performance in monitoring the investment managers. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval the Adviser’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Adviser’s business was devoted exclusively to serving the Funds, and that the Adviser did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Adviser’s past activities on monitoring the performance of the Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies proffered and executed.

After careful discussion and consideration, the Board of Trustees, including the independent Trustees who unanimously cast an affirmative vote, determined that the renewal of the Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Advisory Agreement renewal.

Awad Asset Management (“Awad”); Sub-Advisor for the Patriot Fund and the Small Cap Value Fund.

The Awad Sub-Advisory Agreement was last renewed by the Board at a meeting held for that purpose, among others, on February 25, 2005. The Board considered the following factors in arriving at its conclusions to renew the Awad Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Awad in light of the services provided by Awad. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Awad and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Awad. In reaching that determination, the Board relied on reports describing the fees paid to Awad and comparing those fees against fees paid to other investment advisers operating under similar circumstances. The Board also received a report from an independent consulting firm which had conducted its own analysis of fee structures for the Trust. Finally, the Board also heard reports from TPL with respect to its ongoing experiences with recruiting experienced sub-advisers and the fees required to successfully recruit such persons. Next, the Board discussed the nature, extent and quality of Awad’s services to the Fund, including the investment performance of the Funds under Awad’s investment management. The Board generally approved of Awad’s performance, noting that the Funds managed by Awad invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Awad did not succumb to “style drift” in its management of each Fund’s assets, and that Awad was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval Awad’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Awad’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Awad Sub-Advisory Agreement because Awad was paid out of the fees paid to TPL.

Timothy Plan Notes to Financial Statements [101]

NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

After careful discussion and consideration, the Board of Trustees, including the independent Trustees who unanimously cast an affirmative vote, determined that the renewal of the Awad Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Awad Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Awad Sub-Advisory Agreement renewal.

Barrow, Hanley Mewhinney & Strauss (“BHM&S”); Sub-Advisor for the Fixed Income and Money Market Funds.

On May 20th and 21st, 2004, the Board met to consider, among other matters, a new sub-investment advisor for the Fixed Income Fund, and after full deliberation, selected BHM&S to serve in that capacity.

During its deliberations, the Board reviewed the qualifications of BHM&S and heard a presentation by representatives of UBS PRIME Consultant and TPL relating to BHM&S. UBS and TPL both reported that prior to the Board meeting, John S. Williams, CFA, Chief Investment Officer of Fixed Income investments for BHM&S, had traveled to the Trust’s offices in Florida and made a formal presentation. Mr. Wesley Pennington, the Board’s senior independent Trustee, had attended the presentation. The Board received written information relating to the experience, strengths, other clients and past investment performance of BHM&S and noted with approval the firm’s consistently above-average investment performance, its size and level of expertise, and quality of clientele. The Board noted with further approval that no officer or trustee of the Fund or Trust was affiliated with BHM&S, and that no compensation was to be paid to BHM&S other than advisory fees under the agreement. The Board also reviewed the financial condition of BHM&S and questioned both TPL and UBS at length to assure themselves that BHM&S was financially capable of undertaking the responsibilities of serving the Fund.

The Board then turned its attention to the terms of the proposed Sub-Advisory Agreement. Under the terms of the proposed Sub-Advisory Agreement with BHM&S, BHM&S would be responsible for providing day-to-day investment advice and choosing the securities in which the Fixed Income Fund invests. BHM&S would report directly to TPL, and TPL would be responsible to report to the Board for any errors or omissions made by BHM&S. BHM&S would not be responsible for mistakes or errors of judgment in its management of the investments of the Fund unless those mistakes or errors of judgment resulted from gross negligence, willful misfeasance or intentional wrongdoing. The proposed Sub-Advisory Agreement would have an initial term of two years, and could be renewed annually thereafter by affirmative vote of a majority of the Board of Trustees and a separate concurring majority vote of the Trust’s independent Trustees. The proposed Sub-Advisory Agreement may be terminated by any party at any time, without penalty, upon sixty (60) days written notice. The proposed Sub-Advisory Agreement would become effective immediately upon receipt of shareholder approval.

The Board then discussed the proposed fees payable to BHM&S for its services to the Fund. Since those fees would be paid to BHM&S by TPL out of the fees it received from the Fund, the Board sought TPL’s opinion concerning the reasonableness of the proposed fee structure. TPL reported to the Board that BHM&S was at least as competitive as the other candidates it had interviewed with respect to its proposed fees. TPL further reported that because BHM&S’s proposed fees were so reasonable, TPL would be able to maintain its current level of service to the Funds without the need to seek an overall fee increase.

Based on the Board’s review and UBS and TPL’s recommendation, the Board unanimously voted to approve BHM&S as sub-advisor to the Fixed Income Fund and to seek shareholder approval of their choice. The Board then entered into an interim agreement with BHM&S to provide sub-advisory services to the Fund for a period not to exceed 150 days, commencing on July 1, 2004. The interim agreement would expire at the end of that time or immediately upon approval of a permanent agreement by the Fund’s shareholders, whichever shall first occur. On August 13, 2004, the shareholders of the Fixed Income Fund and the Money Market Fund each approved the BHMS Sub-Advisory Agreement.

Timothy Plan Notes to Financial Statements [102]

NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Westwood Holdings Group; Sub-Advisor to the Large Mid Cap Value Fund.

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Westwood Holdings Group (“Westwood”), dated May 01, 2005, Westwood provides advice and assistance to TPL in the selection of appropriate investments for the Large/Mid-Cap Value Fund, subject to the supervision and direction of the Funds’ Board of Trustees. Based on the Board’s review and UBS and TPL’s recommendation, the Board, including the independent members of the Board, unanimously voted to approve Westwood as sub-advisor to the Large/Mid Cap Value Fund and to seek shareholder approval of their choice.

In its consideration the Board reviewed Westwood’s qualifications and heard a presentation by representatives of UBS PRIME Consultant and TPL relating to Westwood, as well as reviewing written information relating to the experience, strengths, other clients and past investment performance experienced by Westwood. The Board noted the firm’s consistent investment performance, its size and level of expertise, and the quality of its clientele. In addition, the Board noted with further approval that no officer or trustee of the Fund or Trust was affiliated with Westwood, and that no compensation was to be paid to Westwood other than advisory fees under the agreement. The Board also reviewed Westwood’s financial condition and questioned both TPL and UBS at length to assure themselves that Westwood was financially capable of undertaking the responsibilities of serving the Fund.

As a part of its consideration, the Board discussed the proposed fees payable to Westwood for its services to the Fund. Because the fees would be paid to Westwood by TPL out of the fees it received from the Fund, the Board sought TPL’s opinion concerning the reasonableness of the proposed fee structure. TPL reported to the Board that Westwood was competitive with respect to its proposed fees when compared to other candidates. TPL further reported that because Westwood’s proposed fees were reasonable, TPL would be able to maintain its current level of service to the Funds without the need to seek an overall fee increase.

The Board also visited the terms of the proposed Sub-Advisory Agreement under which Westwood would be responsible for providing day-to-day investment advice and choosing the securities in which the Large/Mid Cap Value Fund invests. Westwood would report directly to TPL, and TPL would be responsible to report to the Board for any errors or omissions made by Westwood. Westwood would not be responsible for mistakes or errors of judgment in its management of the investments of the Fund unless those mistakes or errors of judgment resulted from gross negligence, willful misfeasance or intentional wrongdoing. The proposed Sub-Advisory Agreement would have an initial term of two years, and could be renewed annually thereafter by affirmative vote of a majority of the Board of Trustees and a separate concurring majority vote of the Trust’s independent Trustees. The proposed Sub-Advisory Agreement could be terminated by any party at any time, without penalty, upon sixty (60) days written notice. The proposed Sub-Advisory Agreement would become effective immediately upon receipt of shareholder approval.

Upon satisfactory review of the Sub-Advisory Agreement, the Board approved entry into an interim agreement with Westwood to provide sub-advisory services to the Fund for a period not to exceed 150 days, commencing on Feb 28, 2005. The interim agreement would expire at the end of that time or immediately upon approval of a permanent agreement by the Fund’s shareholders, whichever shall first occur. On, April 29, 2005, the shareholders of the Large Mid Cap Value Fund approved the Westwood Sub-Advisory Agreement.

Rittenhouse Asset Management, Inc.; Sub-Advisor to the Large Mid Cap Growth Fund.

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Rittenhouse Financial Services, Inc. (“Rittenhouse”), dated October 2, 2000, Rittenhouse, a wholly-owned subsidiary of the John Nuveen Company, provides advice and assistance to TPL in the selection of appropriate investments for the Large/Mid-Cap Growth Fund, subject to the supervision and direction of the Funds’ Board of Trustees.

The Sub-Advisory Agreement with Rittenhouse was renewed by the Board at a meeting held for that purpose, among others, on February 25, 2005. In arriving at its conclusions to renew the Rittenhouse Sub-Advisory Agreement for an additional year, the Board considered, among other things, the following areas. The first consideration by the Board was the fee structure charged by Rittenhouse in light of the services provided to the Fund. With the independent

Timothy Plan Notes to Financial Statements [103]

NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

trustees separately concurring, the Board agreed that the fees charged by Rittenhouse and paid out of the fees received by TPL were fair and reasonable in light of the services provided by the Sub-Advisor. In reaching that determination, the Board relied on a report from an independent consulting firm which had conducted its own analysis of fee structures for the Trust, and reports describing the fees paid to Rittenhouse comparing those fees against fees paid to other investment advisers operating under similar circumstances. The Board also heard reports from TPL with respect to its ongoing experiences with recruiting experienced sub-advisers and the fees required to successfully recruit such persons. The Board’s next consideration and discussion included the nature, extent and quality of Rittenhouse’s services to the Fund, including the investment performance of the Fund under Rittenhouse’s investment management. The Board generally approved of Rittenhouse’s performance, noting that the Fund managed by Rittenhouse invested in a manner that did not rely exclusively on investment performance. The Board noted that Rittenhouse did not succumb to “style drift” in its management of the Fund’s assets, and that the Sub-Advisor was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval Rittenhouse ‘s ongoing efforts to maintain such consistent investment discipline. Another consideration by the Board was Rittenhouse ‘s current fee structure, and took note that as contracted, the structure would allow the Fund to realize economies of scale as it grows. The Board further noted, however, that this particular factor was moot with respect to the Rittenhouse Sub-Advisory Agreement in light of the fact that Rittenhouse was compensated out of fees paid to TPL.

After careful discussion and consideration, the Board of Trustees, including the independent Trustees who unanimously cast an affirmative vote, determined that the renewal of the Rittenhouse Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Rittenhouse Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Rittenhouse Sub-Advisory Agreement renewal.

Provident Investment Counsel; Sub-Advisor to the Large Mid Cap Value Fund.

The Sub-Advisory Agreement between TPL, the Trust and Provident Investment Counsel (“Provident”), dated October 2, 2000, was renewed by the Board at a meeting held for that purpose, among others, on February 25, 2005. Pursuant to that Sub-Advisory Agreement, subject to the supervision and direction of the Funds’ Board of Trustees, Provident provides advice and assistance to TPL in the selection of appropriate investments for the Aggressive Growth Fund.

The Board first considered the fee structure charged by Provident in light of the services provided to the Fund and agreed, with the independent trustees separately concurring, that the fees charged by Provident and paid out of the fees received by TPL were fair and reasonable in light of the services provided by the Sub-advisor. That determination by the Board was made partially in reliance upon a report from an independent consulting firm which had conducted its own analysis of fee structures for the Trust, and, in addition, upon reports describing the fees paid to Provident as compared to paid to other investment advisers operating under similar circumstances. TPL also reported to the Board with respect to its ongoing experiences and activities as the Advisor recruits experienced sub-advisers, and the fees required to successfully recruit such persons. The extent and quality of Provident’s services to the Fund, including the investment performance of the Fund under Provident’s investment management were then considered and discussed by the Board. Upon noting general approval of Provident’s performance, the Board further took notice that the Fund managed by Provident was invested in a manner that did not rely exclusively on investment performance as evidenced by the fact that Provident did not succumb to “style drift” in its management of the Fund’s assets. The Board looked favorably upon the fact that the Sub-Advisor was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor, and was pleased with Provident’s ongoing efforts to maintain such consistent investment discipline. Although moot with respect to the Provident Sub-Advisory Agreement in light of the fact that Provident was compensated out of fees paid to TPL, the Board took note that as constructed, the fee structure agreed upon by Provident allowed the Fund to realize economies of scale as they grow.

The Board of Trustees, including the independent Trustees who unanimously cast an affirmative vote, after careful discussion and consideration, determined that the renewal of the Provident Sub-Advisory Agreement for another one-year

Timothy Plan Notes to Financial Statements [104]

NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Provident Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Provident Sub-Advisory Agreement renewal.

Note 9 – N-Q Disclosure & Proxy Procedures

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q will be available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (‘portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 800-846-7526 and (ii) on the SEC’s website at www.sec.gov in addition, the fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. Once filed, the Trust’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

Timothy Plan Notes to Financial Statements [105]

BOARD OF TRUSTEES

Arthur D. Ally

Joseph E. Boatwright

Rick Copeland

Bill Johnson

Kathryn T. Martinez

John C. Mulder

Charles E. Nelson

Wesley W. Pennington

Scott Preissler

Alan Ross

Mathew D. Staver

David Tolliver

OFFICERS

Arthur D. Ally, President

Joseph E. Boatwright, Secretary

INVESTMENT ADVISOR

Timothy Partners, LTD.

1304 West Fairbanks Avenue

Winter Park, FL 32789

DISTRIBUTOR

Timothy Partners, LTD.

1304 West Fairbanks Avenue

Winter Park, FL 32789

TRANSFER AGENT

Citco Mutual Fund Services, Inc.

83 General Warren Boulevard, Suite 200

Malvern, PA 19355

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker

1818 Market Street, Suite 2400

Philadelphia, PA 19103

LEGAL COUNSEL

David Jones & Assoc., P.C.

395 Sawdust Road, Suite 2148

The Woodlands, TX 77380

For additional information or a prospectus, please call: 1-800-846-7526

Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

The Timothy Plan

1304 West Fairbanks Avenue

Winter Park, FL 32789

www.timothyplan.com

E-mail invest@timothyplan.com

Tel (800) 846-7526

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in the Semi-Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANY

Not Applicable

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan.

By:	/s/ Arthur D. Ally
Arthur D. Ally, PRESIDENT

Date 8/31/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur D. Ally
Arthur D. Ally, PRESIDENT

Date 8/31/2005

By:	/s/ Arthur D. Ally
Arthur D. Ally, TREASURER

Date 8/31/2005

* Print the name and title of each signing officer under his or her signature.